SEMI-ANNUAL REPORT APRIL 30, 2002 (UNAUDITED)

JPMORGAN FUNDS


[GRAPHIC]


SPECIALTY FUNDS


MARKET NEUTRAL FUND
FOCUS FUND
GLOBAL 50 FUND
GLOBAL HEALTHCARE FUND
H&Q TECHNOLOGY FUND


[LOGO] JPMORGAN Fleming
       ASSET MANAGEMENT

CONTENTS

PRESIDENT'S LETTER                                           1

JPMORGAN MARKET NEUTRAL FUND
FUND COMMENTARY                                              3
JPMORGAN FOCUS FUND
FUND COMMENTARY                                              7
JPMORGAN GLOBAL 50 FUND
FUND COMMENTARY                                             10
JPMORGAN GLOBAL HEALTHCARE FUND
FUND COMMENTARY                                             13
JPMORGAN H&Q TECHNOLOGY FUND
FUND COMMENTARY                                             16

PORTFOLIO OF INVESTMENTS                                    19

FINANCIAL STATEMENTS                                        41

NOTES TO FINANCIAL STATEMENTS                               47

FINANCIAL HIGHLIGHTS                                        62

HIGHLIGHTS

- Equities stabilize after bear market.

- Global interest rates at lowest level in a generation.

- World economies recovering.

- Technology and telecom equity prices remain volatile.

     ---------------------------------------------------------------------
           NOT FDIC INSURED  |   May lose value / No bank guarantee
     ---------------------------------------------------------------------
     JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN SPECIALTY FUNDS

PRESIDENT'S LETTER                                                 JUNE 3, 2002

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan Specialty Funds. Inside, you'll find information detailing the performance of each Fund for the six months ended April 30, 2002, along with a report from the portfolio manager.

ECONOMIES AND EQUITY MARKETS STABILIZE

In the six months under review, the world's leading central banks have sought to stimulate the global economy. After a period in which fear dominated financial markets and recession threatened, there are signs of renewed growth throughout the major economies. Once again, the United States appears to be leading--the U.S. economy is reported to have grown by a remarkable 5.8% in the first quarter of 2002. However, data also suggests that the economies of Europe and Japan are, at least, stable.

The equity markets have moved in anticipation of this revival in economic fortunes. After substantial falls in 2001, the S&P 500 Index was up 2.31% by the end of the period and the MSCI EAFE Index (of international equity markets) had risen 5.66%. Most of this happened in the fourth quarter of 2001, as investors gained confidence that the authorities' monetary and military response to the September 11 attacks on the United States would succeed. With interest rates in the United States, Europe and Japan at their lowest in a generation, investors correctly assumed that economic revival was on its way.

Our Funds participated in the equity market movements. Indeed, in the wake of September 11, some of our managers recognized that the negative sentiment of markets did not reflect economic reality. They invested in equities with strong growth prospects, but trading on excessively low valuations. Such actions have boosted the value of our clients' funds, and also coincidentally supported the fragile markets.

OUTLOOK

While markets may have stabilized, this is not a classic economic recovery. Unlike most recoveries, there is no sign of a bounce back in corporate spending. The buoyant fourth quarter U.S. GDP numbers are a reflection of companies rebuilding their inventories and robust government spending. Further, there remain doubts over the reliability of corporate accounting, and the telecom and technology sectors remain mired in excess capacity.

What this means is that while equities remain a good long-term investment, they are unlikely to match the exceptional returns of the late 1990s. However, we at JPMorgan Fleming Asset Management will strive to maximize the returns available from your investments.

Sincerely yours,


/s/ George C.W. Gatch

George C.W. Gatch
President

JPMORGAN MARKET NEUTRAL FUND
AS OF APRIL 30, 2002 (UNAUDITED)

Q. HOW DID THE FUND PERFORM?

A. JPMorgan Market Neutral Fund, which seeks long-term capital appreciation from a broadly diversified portfolio of U.S. stocks, while neutralizing general risks associated with stock market investing, fell 2.11% (Institutional Shares) in the six months ended April 30, 2002. This compares with a rise of 0.96% for the Merrill Lynch 91-Day T-Bill Index.

Q. WHY DID THE FUND PERFORM IN THIS WAY?

A. During the reporting period, the market was characterized by a laser-like focus on companies' accounting practices, financial complexity and/or liquidity status. While most of the portfolio's positions performed in line with expectations, one of the portfolio's largest holdings, Tyco International, did come under significant pressure during the first four months of 2002. A complex company by nature due to its highly acquisitive business strategy, the conglomerate's accounting practices came under scrutiny in early January, and liquidity became a larger concern as the year progressed. At present, we believe the stock is highly undervalued as concerns over accounting have been lowered and the proposed sale or IPO of CIT, the company's finance unit, should assuage lingering liquidity concerns.

Elsewhere, there were positive performances from both long and short positions. One of the largest contributors to performance was CIGNA Healthcare, the health insurance company, where the stock price rose by 51% over the six months ending April 30. The Fund also benefited from being short two power companies, AES and Calpine, where stock prices fell 43% and 56% respectively.

Q. HOW WAS THE FUND MANAGED?

A. The Fund takes long and short positions in different stocks. It purchases securities believed to be undervalued and sells short securities that it believes are overvalued. Positioning within the Fund for the period was characterized by an emphasis on balance-sheet strength. Following the September 11 terrorist attacks, the team's analysts were instructed to seek companies with sufficiently strong finances in the event of an extended recession. More recently, the most significant portfolio moves have involved the covering of short positions. The Fund has, for example, covered short and highly profitable positions in Kmart, which filed for bankruptcy, and AES.

Q. WHAT IS THE OUTLOOK?

A. At a time when there is a wide spread among stock valuations, we believe there are considerable investment opportunities for our strategy. In particular, many stocks are priced at low levels that do not reflect the probability of economic recovery. We anticipate that as recovery shows through in macro-economic data, corporate profits and capital spending later in the year, many of these stocks will rise to more appropriate valuations. Reflecting this view, the Fund's long holdings have a small bias towards growth stocks.

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Insurance                                                 11.2%
Energy                                                    10.1%
Utilities                                                  8.8%
Finance                                                    7.8%
Capital Markets                                            7.4%
Consumer Cyclical                                          7.1%
Cash Equivalents & Short Term Paper                        7.0%
Other                                                      5.7%
Basic Materials                                            5.4%
Services                                                   5.0%
Industrial Cyclical                                        4.5%
Retail                                                     3.9%
Consumer Staple                                            3.8%
Software & Services                                        3.7%
Pharmaceuticals                                            3.1%
REITs                                                      2.9%
Systems Hardware                                           2.6%

TOP TEN EQUITY LONG POSITIONS OF THE PORTFOLIO

1. CHEVRONTEXACO CORP. (1.7%)

2. CIGNA CORP. (1.7%)

3. PG&E CORP. (1.6%)

4. UNILEVER NV, N.Y. REGISTERD SHARES (THE NETHERLANDS) (1.6%)

5. LINCOLN NATIONAL CORP. (1.5%)

6. PINNACLE WEST CAPITAL CORP. (1.4%)

7. ACCENTURE LTD (BERMUDA) (1.3%)

8. AMBAC FINANCIAL GROUP, INC. (1.3%)

9. CAPITAL ONE FINANCIAL CORP. (1.3%)

10. NCR CORP. (1.3%)

TOP 10 EQUITY LONG POSITIONS COMPRISED 14.7% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($3,140 IN THOUSANDS). AS OF APRIL 30, 2002 THE FUND HELD 175 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Energy                                          11.4%
Finance                                         10.9%
Insurance                                       10.8%
Utilities                                        9.3%
Consumer Cyclical                                8.1%
Industrial Cyclical                              6.5%
Software & Services                              6.1%
Services                                         5.2%
Basic Materials                                  4.8%
Capital Markets                                  4.6%
Consumer Staple                                  4.4%
Retail                                           4.0%
Other                                            3.7%
Pharmaceuticals                                  3.4%
REITs                                            3.1%
Health Services & Systems                        2.3%
Systems Hardware                                 1.4%

TOP TEN EQUITY SHORT POSITIONS OF THE PORTFOLIO

1. MARKEL CORP. (2.4%)

2. BURLINGTON RESOURCES, INC. (2.3%)

3. E.I. DUPONT DE NEMOURS CO. (1.7%)

4. CINCINNATI FINANCIAL CORP. (1.7%)

5. ALLEGHENY ENERGY, INC. (1.6%)

6. NEWELL RUBBERMAID, INC. (1.6%)

7. OCCIDENTAL PETROLEUM CORP. (1.6%)

8. THE WALT DISNEY CO. (1.5%)

9. CLEAR CHANNEL COMMUNICATIONS, INC. (1.5%)

10. ROYAL DUTCH PETROLEUM CO., N.Y. REGISTERED SHARES (THE NETHERLANDS) (1.4%)

TOP 10 EQUITY SHORT POSITIONS COMPRISED 17.3% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($3,538 IN THOUSANDS). AS OF APRIL 30, 2002 THE FUND HELD 182 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                                SINCE INCEPTION
                                1 YEAR            3 YEARS         (12/31/98)
-------------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge        1.35%             3.82%             3.65%
     With Sales Charge*         -4.48%             1.79%             1.81%
   Class B Shares
     Without CDSC                1.24%             3.79%             3.61%
     With CDSC**                -3.55%             2.90%             2.82%
   Institutional Shares          1.30%             3.81%             3.63%

LIFE OF FUND PERFORMANCE (12/31/98 TO 04/30/02)

[CHART]

                                  JPMorgan Market                 Merrill Lynch 3-Month       Lipper Specialty/Miscellaneous
                         Neutral Fund (Institutional Shares)     U.S. Treasury Bill Index           Funds Average
       12/31/1998                     $3,000,000                       $3,000,000                     $3,000,000
        1/31/1999                     $2,967,900                       $3,010,800                     $2,979,600
        2/28/1999                     $2,961,964                       $3,019,531                     $2,977,812
        3/31/1999                     $2,929,975                       $3,031,911                     $3,018,906
        4/30/1999                     $3,020,218                       $3,043,736                     $3,169,851
        5/31/1999                     $3,040,152                       $3,055,606                     $3,121,987
        6/30/1999                     $3,062,041                       $3,068,440                     $3,179,431
        7/31/1999                     $3,094,192                       $3,081,021                     $3,128,242
        8/31/1999                     $3,079,959                       $3,093,345                     $3,033,144
        9/30/1999                     $3,075,955                       $3,107,265                     $2,987,040
       10/31/1999                     $3,035,352                       $3,119,383                     $3,000,183
       11/30/1999                     $3,079,972                       $3,131,861                     $2,971,081
       12/31/1999                     $2,982,337                       $3,145,954                     $3,053,677
        1/31/2000                     $3,007,985                       $3,159,482                     $2,931,835
        2/29/2000                     $2,986,628                       $3,173,383                     $2,845,346
        3/31/2000                     $3,042,478                       $3,189,885                     $2,989,036
        4/30/2000                     $3,023,006                       $3,204,877                     $2,994,716
        5/31/2000                     $3,010,007                       $3,224,427                     $2,989,624
        6/30/2000                     $3,055,158                       $3,238,292                     $2,955,543
        7/31/2000                     $3,065,851                       $3,252,864                     $2,965,887
        8/31/2000                     $3,052,974                       $3,269,779                     $3,016,011
        9/30/2000                     $3,115,560                       $3,287,109                     $3,026,868
       10/31/2000                     $3,171,640                       $3,304,202                     $3,098,908
       11/30/2000                     $3,180,204                       $3,322,375                     $3,131,756
       12/31/2000                     $3,231,723                       $3,340,648                     $3,238,549
        1/31/2001                     $3,307,668                       $3,362,697                     $3,248,589
        2/28/2001                     $3,280,876                       $3,375,475                     $3,316,809
        3/31/2001                     $3,287,438                       $3,391,002                     $3,255,780
        4/30/2001                     $3,334,448                       $3,405,922                     $3,344,988
        5/31/2001                     $3,390,467                       $3,419,206                     $3,419,916
        6/30/2001                     $3,439,629                       $3,429,121                     $3,356,305
        7/31/2001                     $3,464,394                       $3,440,437                     $3,374,094
        8/31/2001                     $3,475,480                       $3,451,791                     $3,332,255
        9/30/2001                     $3,424,043                       $3,466,633                     $3,120,324
       10/31/2001                     $3,451,093                       $3,475,647                     $3,131,557
       11/30/2001                     $3,476,286                       $3,483,293                     $3,288,761
       12/31/2001                     $3,472,114                       $3,488,866                     $3,361,442
        1/31/2002                     $3,457,879                       $3,494,100                     $3,365,140
        2/28/2002                     $3,460,299                       $3,498,642                     $3,449,605
        3/31/2002                     $3,446,804                       $3,503,890                     $3,529,981
        4/30/2002                     $3,378,550                       $3,509,496                     $3,543,395

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

* Sales charge for Class A Shares is 5.75%

** Assumes 5% CDSC (contingent-deferred sales charge) for the one year period and 3% CDSC for the period since inception.

The Fund commenced operations on 12/31/98.

Returns for the Class A and B Shares prior to 2/28/02 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Market Neutral Fund, Merrill Lynch 3-Month U.S. Treasury Bill Index, and Lipper Specialty/Miscellaneous Funds Average from December 31, 1998 to April 30, 2002. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index that tracks the performance of the 3-Month U.S. Treasury Market. The Lipper Large Specialty/Miscellaneous Funds Average describes the average total return for all funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FOCUS FUND
AS OF APRIL 30, 2002 (UNAUDITED)

Q. HOW DID THE FUND PERFORM?

A. JPMorgan Focus Fund, which seeks long-term capital growth from a concentrated portfolio of stocks, rose 0.83% (A shares, no sales charge) in the six months ended April 30, 2002. This compares with a rise of 2.31% for the S&P 500 Index.

Q. WHY DID THE FUND PERFORM IN THIS WAY?

A. The six months ended April 30th was a period of considerable disparity in stock returns. In particular, investors punished companies perceived to have complex accounting and high-debt levels. We believe one of the Fund's holdings, Tyco International, fell victim to this concern and was responsible for much of the underperformance. The stock price fell by more than 50%, as investors focused on its complex acquisition accounting. Sprint PCS, another holding, suffered from lower subscriber levels and anxiety over its balance-sheet leverage. There was also weaker performance from Cardinal Health and Tricon Global Restaurants, two stocks that have added value to the portfolio over the medium term but were sold during the period.

From a positive perspective, the Fund gained from a number of healthcare and cyclical stocks. In healthcare, there were strong performances from Tenet Healthcare, the hospital operator, and CIGNA Healthcare, the health insurance company. Both of these companies are well placed to profit from the aging of the U.S. population. Among cyclical stocks, industrial conglomerate Ingersoll Rand, retailer Linens `N Things, and cable network operator Viacom, all did well in anticipation of an economic upswing.

Q. HOW WAS THE FUND MANAGED?

A. The portfolio underwent considerable changes. Most particularly, we positioned it for a scenario of renewed economic growth accompanied by low inflation and high productivity. We have selected the stocks in each sector that appear most likely to prosper in this environment. For example, the Fund owns Ingersoll Rand among capital goods companies. In technology, it owns Cisco Systems, IBM and Microsoft as well as the semiconductor companies, Altera and Intel. Among financials, it owns Citigroup and Goldman Sachs.

We also sold the retailers Wal-Mart and Bed, Bath & Beyond, which had both become fully valued. These were replaced by Costco, Home Depot and Linens `N Things.

Q. WHAT'S AHEAD?

A. While economic growth has already picked up, the reported numbers have been magnified as a result of inventory restocking. We expect, however, that growth will become more sustainable as capital expenditure recovers and consumer spending remains strong. We believe resumption in corporate profit growth should be evident by mid- to late-summer.

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Capital Markets                                           16.1%
Retail                                                    13.5%
Pharmaceuticals                                           10.3%
Insurance                                                  8.1%
Industrial Cyclical                                        7.3%
Semi-Conductors                                            7.1%
Services                                                   5.5%
Software & Services                                        4.6%
Technology                                                 4.3%
Energy                                                     4.3%
Consumer Cyclical                                          4.2%
Health Services & Systems                                  4.2%
Consumer Staple                                            4.1%
Systems Hardware                                           2.4%
Telecommunications                                         2.3%
Utilities                                                  1.7%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. HOME DEPOT, INC. (5.5%)

2. COSTCO WHOLESALE CORP. (5.2%)

3. CITIGROUP, INC. (4.8%)

4. MICROSOFT CORP. (4.6%)

5. CISCO SYSTEMS, INC. (4.3%)

6. EXXON MOBIL CORP. (4.3%)

7. PROCTER & GAMBLE CO. (4.2%)

8. TENET HEALTHCARE CORP. (4.2%)

9. CIGNA CORP. (4.1%)

10. PEPSICO, INC. (4.1%)

TOP 10 EQUITY HOLDINGS COMPRISED 45.3% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($7,984 IN THOUSANDS). AS OF APRIL 30, 2002 THE FUND HELD 30 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                                 SINCE INCEPTION
                                1 YEAR           3 YEARS            (6/30/98)
--------------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge      -15.27%           -16.71%            -12.27%
     With Sales Charge*        -20.18%           -18.34%            -13.61%
   Class B Shares
     Without CDSC              -15.79%           -17.20%            -12.78%
     With CDSC**               -20.00%           -18.04%            -13.47%
   Class C Shares
     Without CDSC              -15.93%           -17.22%            -12.82%
     With CDSC***              -16.77%           -17.22%            -12.82%
   Select Shares               -15.28%            16.51%            -12.07%

*   Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period and 3% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (06/30/98 TO 04/30/02)

[CHART]

                                        JPMorgan Focus                        Lipper Large-Cap
                                    Fund (Class A Shares) S&P 500 Index       Core Funds Index
                6/30/1998                   $10,000           $10,000             $10,000
                7/31/1998                    $9,780            $9,894              $9,919
                8/31/1998                    $8,290            $8,464              $8,434
                9/30/1998                    $8,679            $9,007              $8,853
               10/31/1998                    $9,399            $9,738              $9,517
               11/30/1998                    $9,789           $10,328             $10,084
               12/31/1998                   $10,098           $10,923             $10,753
                1/31/1999                   $10,288           $11,380             $11,129
                2/28/1999                    $9,657           $11,026             $10,786
                3/31/1999                    $9,928           $11,467             $11,219
                4/30/1999                   $10,478           $11,911             $11,520
                5/31/1999                   $10,288           $11,630             $11,215
                6/30/1999                   $10,838           $12,275             $11,840
                7/31/1999                   $10,068           $11,892             $11,493
                8/31/1999                    $9,357           $11,833             $11,376
                9/30/1999                    $9,217           $11,508             $11,068
               10/31/1999                    $9,837           $12,237             $11,746
               11/30/1999                   $10,307           $12,485             $12,034
               12/31/1999                   $11,478           $13,220             $12,834
                1/31/2000                   $11,028           $12,556             $12,316
                2/29/2000                   $12,209           $12,319             $12,312
                3/31/2000                   $12,400           $13,523             $13,382
                4/30/2000                   $11,338           $13,116             $12,945
                5/31/2000                   $10,567           $12,847             $12,614
                6/30/2000                   $11,538           $13,163             $13,076
                7/31/2000                   $11,459           $12,958             $12,872
                8/31/2000                   $12,520           $13,763             $13,760
                9/30/2000                   $11,049           $13,036             $13,028
               10/31/2000                    $9,928           $12,981             $12,877
               11/30/2000                    $8,658           $11,958             $11,744
               12/31/2000                    $8,528           $12,017             $11,887
                1/31/2001                    $8,167           $12,444             $12,224
                2/28/2001                    $7,216           $11,310             $11,086
                3/31/2001                    $6,495           $10,594             $10,405
                4/30/2001                    $7,146           $11,416             $11,196
                5/31/2001                    $7,146           $11,493             $11,258
                6/30/2001                    $7,126           $11,213             $10,959
                7/31/2001                    $6,906           $11,104             $10,800
                8/31/2001                    $6,396           $10,410             $10,164
                9/30/2001                    $5,725            $9,570              $9,393
               10/31/2001                    $6,005            $9,752              $9,614
               11/30/2001                    $6,526           $10,500             $10,244
               12/31/2001                    $6,626           $10,593             $10,360
                1/31/2002                    $6,465           $10,438             $10,196
                2/28/2002                    $6,215           $10,237             $10,025
                3/31/2002                    $6,425           $10,621             $10,366
                4/30/2002                    $6,055            $9,978              $9,823

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 6/30/98.

All Share Classes were introduced on 6/30/98.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Focus Fund, S&P 500 Index, and Lipper Large-Cap Core Funds Index from June 30, 1998 to April 30, 2002. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Large-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Fund's aggressive strategy of concentrating its assets in only 30 holdings may carry more risk than funds investing in a more diversified portfolio.

JPMORGAN GLOBAL 50 FUND
AS OF APRIL 30, 2002 (UNAUDITED)

Q. HOW DID THE FUND PERFORM?

A. JPMorgan Global 50 Fund, which seeks to high total return from a concentrated portfolio of global equity securities, rose 1.21% (Select shares) during the six months ended April 30, 2002. This compares with a rise of 3.29% for the MSCI World Index.

Q. WHY DID THE FUND PERFORM IN THIS WAY?

A. The reporting period was an exceptionally volatile time for equity prices. The Fund performed in line with its MSCI World Index benchmark for most of the period, but lost ground over the last few days. From a stock standpoint, the underperformance was down to just three names--Tyco International, Gemstar and Japanese apparel company, Fast Retailing. We believe Tyco fell victim to U.S. investors' concerns about complex accounting and high debt levels. Tyco's stock price fell by more than 50%, as investors focused on its complex acquisition accounting. Gemstar suffered from anxiety over its ability to enforce the patents upon which its future growth depends. Fast Retailing fell back as its revenue growth slowed, and the company reduced earnings expectations.

From a positive perspective, there was strong performance from both technology and financial stocks. Compal Electronics, which manufactures personal computers and laptops primarily for brand names such as Dell and Toshiba, performed exceptionally well as evidence continued to emerge of its growing market share. The stock rose by about 70%. Chartered Semiconductors also did well, as semiconductor stocks rose from low valuations, outperforming the broad technology sector. Among financials, there were strong gains from Capital One, Societe Generale and U.S. Bancorp.

Q. HOW WAS THE FUND MANAGED?

A. As investor confidence grew in the developed world's monetary and military response to the September 11 attacks on America, the portfolio was positioned to be increasingly aggressive. During November and December, the weighting in technology and growth stocks was increased. Following the market's upward movements in late 2001, these overweight positions were cut back, and more defensive stocks were acquired of financial, insurance and utility companies.

Q. WHAT IS THE OUTLOOK?

A. We are cautiously optimistic. We believe that capital spending and corporate earnings will start to accelerate, although this may not be evident for some time. Meanwhile, equities are likely to remain volatile, as investors struggle to reach a consensus regarding what will drive future earnings growth.

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

United States                                             28.9%
Japan                                                     11.5%
United Kingdom                                            10.7%
France                                                     8.7%
The Netherlands                                            6.9%
Switzerland                                                6.6%
Spain                                                      4.4%
Bermuda                                                    3.7%
Belgium                                                    2.6%
Italy                                                      2.6%
Taiwan                                                     2.6%
Australia                                                  2.4%
Finland                                                    2.2%
Hong Kong                                                  2.1%
India                                                      2.1%
South Korea                                                2.0%


TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. U.S. BANCORP (2.8%)

2. RECKITT BENCKISER PLC (UNITED KINGDOM) (2.8%)

3. CIGNA CORP. (2.7%)

4. COMPAL ELECTRONICS, INC. (2.6%)

5. HEINEKEN NV (NETHERLANDS) (2.6%)

6. INTERBREW (BELGIUM) (2.6%)

7. COMPAGNIE FINANCIERE RICHEMONT AG (SWITHZERLAND) (2.6%)

8. FAST RETAILING CO., LTD (JAPAN) (2.6%)

9. UNICREDITO ITALIANO SPA (ITALY) (2.6%)

10. HONDA MOTOR CO., LTD (JAPAN) (2.5%)

TOP 10 EQUITY HOLDINGS COMPRISED 26.4% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($13,827 IN THOUSANDS). AS OF APRIL 30, 2002 THE FUND HELD 47 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.


AVERAGE ANNUAL TOTAL RETURNS

                                                                SINCE INCEPTION
                              1 YEAR             3 YEARS           (5/29/98)
-------------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge      -17.04%            -7.07%             -2.50%
     With Sales Charge*        -21.80%            -8.88%             -3.97%
   Class B Shares
     Without CDSC              -17.55%            -7.26%             -2.66%
     With CDSC**               -21.66%            -8.09%             -3.33%
   Class C Shares
     Without CDSC              -17.53%            -7.25%             -2.65%
     With CDSC***              -18.35%            -7.25%             -2.65%
   Select Shares               -16.90%            -7.00%             -2.45%

*   Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period and 3% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (05/29/98 TO 04/30/02)
[CHART]

                               JPMorgan Global
                           50 Fund (Select Shares)  MSCI World Index        Lipper Global Funds Index
        5/29/1998                  $1,000,000          $1,000,000                   $1,000,000
        5/31/1998                  $1,000,000          $1,000,000                   $1,000,000
        6/30/1998                    $995,300          $1,023,600                   $1,003,100
        7/31/1998                  $1,004,656          $1,021,758                   $1,003,501
        8/31/1998                    $826,028            $885,353                     $857,391
        9/30/1998                    $786,709            $900,847                     $857,906
       10/31/1998                    $890,712            $982,103                     $914,699
       11/30/1998                    $951,370          $1,040,342                     $965,099
       12/31/1998                    $982,004          $1,091,006                   $1,005,151
        1/31/1999                  $1,019,320          $1,114,790                   $1,026,158
        2/28/1999                    $989,352          $1,085,025                     $996,605
        3/31/1999                  $1,067,313          $1,130,054                   $1,030,789
        4/30/1999                  $1,127,936          $1,174,465                   $1,077,586
        5/31/1999                  $1,079,886          $1,131,362                   $1,045,905
        6/30/1999                  $1,153,210          $1,183,970                   $1,098,619
        7/31/1999                  $1,151,826          $1,180,300                   $1,101,585
        8/31/1999                  $1,165,879          $1,178,058                   $1,100,484
        9/30/1999                  $1,146,525          $1,166,513                   $1,090,910
       10/31/1999                  $1,203,851          $1,226,938                   $1,133,346
       11/30/1999                  $1,283,787          $1,261,292                   $1,209,507
       12/31/1999                  $1,427,186          $1,363,205                   $1,343,883
        1/31/2000                  $1,382,515          $1,284,957                   $1,291,337
        2/29/2000                  $1,416,110          $1,288,298                   $1,371,142
        3/31/2000                  $1,453,920          $1,377,190                   $1,405,283
        4/30/2000                  $1,390,820          $1,318,797                   $1,335,160
        5/31/2000                  $1,346,175          $1,285,300                   $1,295,505
        6/30/2000                  $1,409,311          $1,328,357                   $1,346,807
        7/31/2000                  $1,356,461          $1,290,765                   $1,319,467
        8/31/2000                  $1,422,385          $1,332,586                   $1,373,038
        9/30/2000                  $1,326,943          $1,261,559                   $1,299,992
       10/31/2000                  $1,260,994          $1,240,238                   $1,268,272
       11/30/2000                  $1,184,074          $1,164,832                   $1,194,332
       12/31/2000                  $1,222,201          $1,183,469                   $1,229,326
        1/31/2001                  $1,246,034          $1,206,310                   $1,249,733
        2/28/2001                  $1,118,564          $1,104,256                   $1,158,127
        3/31/2001                  $1,018,677          $1,031,486                   $1,077,637
        4/30/2001                  $1,091,716          $1,107,506                   $1,151,456
        5/31/2001                  $1,069,336          $1,093,109                   $1,144,432
        6/30/2001                  $1,044,741          $1,058,676                   $1,112,273
        7/31/2001                  $1,026,144          $1,044,490                   $1,084,689
        8/31/2001                  $1,002,235            $994,250                   $1,041,627
        9/30/2001                    $899,306            $906,557                     $944,339
       10/31/2001                    $896,338            $923,872                     $967,853
       11/30/2001                    $955,227            $978,381                   $1,020,601
       12/31/2001                    $973,854            $984,447                   $1,035,399
        1/31/2002                    $911,625            $954,519                   $1,004,027
        2/28/2002                    $892,846            $946,120                     $998,103
        3/31/2002                    $931,059            $987,749                   $1,045,413
        4/30/2002                    $907,422            $954,165                   $1,020,010

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 5/29/98.

Returns for the Class A, B, and C Shares prior to 4/16/01 (offering date of the Class A, B, and C Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A, B, and C Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Global 50 Fund, MSCI World Index, and Lipper Global Funds Index from May 29, 1998 to April 30, 2002. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI World Index is a replica (or model) of the world's equity markets. The Lipper Global Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN GLOBAL HEALTHCARE FUND
AS OF APRIL 30, 2002 (UNAUDITED)

Q. HOW DID THE FUND PERFORM?

A. JPMorgan Global Healthcare Fund, which seeks to provide high total return from a worldwide portfolio of equity securities in the healthcare sector, fell 4.79% (Select shares) in the six months ended April 30, 2002. This compares with a decline of 3.95% for the MSCI World Healthcare Index.

Q. WHY DID THE FUND PERFORM IN THIS WAY?

A. During the six-month period, healthcare stock prices were held back by bad news concerning the drug development pipelines of several large pharmaceutical companies, and concern about the imminent expiration of the patents of several blockbuster drugs.

The Fund avoided some of these issues through overweight positions in stocks outside the pharmaceutical sector. There was particularly strong performance from Tenet Healthcare, the hospital operator, and CIGNA Healthcare, the health insurance company. Tenet stock rose by roughly 30% in the period, and CIGNA by about 50%. The aging of the U.S. population is particularly beneficial to Tenet, which specializes in acute care. An aging population also allows CIGNA to raise its premiums.

Within the pharmaceutical sector, the Fund attempted to avoid companies with poor drug portfolios, and concentrated on those where earnings growth remained buoyant. One relatively strong performer was Schering, the German pharmaceutical company that is best known for its successful birth control and multiple sclerosis products. Another positive holding was Wyeth (formerly known as American Home Products), which is regarded as having good near-term growth prospects.

Biotechnology, however, was a drag on performance. The Fund increased its position early in 2001 following a sell-off in biotechnology stocks. The correction continued, however, dragging down portfolio holdings Abgenix, Human Genome Science and Isis Pharmaceuticals.

Q. HOW WAS THE FUND MANAGED?

A. The most significant change in the period was an increase in our biotechnology holdings, which are now considerably larger than index weight. We believe that many of these stocks are undervalued given their promising drug development portfolios. We also reduced our holdings in the best performing pharmaceutical stocks--Schering and Wyeth--replacing them with stocks that have recently underperformed, but have strong long-term prospects. Such stocks included Eli Lilly, Novartis and Roche.

Q. WHAT IS THE OUTLOOK?

A. While healthcare stocks normally trade at a premium when economies emerge from recession, the recent difficulties of large pharmaceutical companies have left many trading at, or below, average market valuations. We believe that this provides attractive buying opportunities as such stocks continue to offer double-digit earnings growth. With this in mind, we are reasonably optimistic.

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

United States                                             68.1%
Switzerland                                                9.9%
United Kingdom                                             9.3%
France                                                     4.6%
Japan                                                      4.5%
Germany                                                    2.5%
Belgium                                                    1.1%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. JOHNSON & JOHNSON (9.5%)

2. PFIZER, INC. (8.8%)

3. NOVARTIS AG (8.3%)

4. GLAXOSMITHKLINE PLC (UNITED KINGDOM) (7.6%)

5. LILLY (ELI) & CO. (5.5%)

6. WYETH (4.8%)

7. PHARMACIA CORP. (4.3%)

8. AMGEN, INC. (4.3%)

9. ABBOTT LABORATORIES (4.2%)

10. MERCK & CO., INC. (3.9%)

TOP 10 EQUITY HOLDINGS COMPRISED 61.2% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($15,815 IN THOUSANDS). AS OF APRIL 30, 2002 THE FUND HELD 52 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

  AVERAGE ANNUAL TOTAL RETURNS

                                                               SINCE INCEPTION
                                                  1 YEAR           (9/29/00)
-------------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge                          1.73%             -3.18%
     With Sales Charge*                           -4.09%             -6.76%
   Class B Shares
     Without CDSC                                 -6.85%             -8.42%
     With CDSC**                                 -11.48%            -10.74%
   Class C Shares
     Without CDSC                                 -6.86%             -8.43%
     With CDSC***                                 -7.79%             -8.43%
   Select Shares                                  -6.14%             -7.94%

*   Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period and 3% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (09/29/00 TO 04/30/02)

[CHART]

                             JPMorgan Global                 MSCI World          Lipper Health/Biotechnology
                     Healthcare Fund (Select Shares)      Healthcare Index               Funds Index
        9/29/2000              $1,000,000                    $1,000,000                  $1,000,000
        9/30/2000              $1,000,000                    $1,000,000                  $1,000,000
       10/31/2000              $1,007,300                    $1,012,200                    $987,600
       11/30/2000              $1,034,598                    $1,055,421                    $957,281
       12/31/2000              $1,077,223                    $1,083,601                  $1,009,548
        1/31/2001                $991,799                      $996,371                    $926,160
        2/28/2001                $978,509                    $1,000,456                    $916,805
        3/31/2001                $907,763                      $935,927                    $812,565
        4/30/2001                $934,451                      $954,271                    $875,620
        5/31/2001                $949,776                      $963,050                    $908,718
        6/30/2001                $925,082                      $933,581                    $920,168
        7/31/2001                $947,747                      $970,270                    $891,827
        8/31/2001                $916,376                      $936,408                    $879,698
        9/30/2001                $921,691                      $953,825                    $832,194
       10/31/2001                $921,046                      $941,902                    $859,989
       11/30/2001                $956,414                      $964,885                    $903,247
       12/31/2001                $931,930                      $942,982                    $903,879
        1/31/2002                $900,338                      $920,916                    $850,098
        2/28/2002                $905,019                      $936,295                    $822,640
        3/31/2002                $917,147                      $939,853                    $845,510
        4/30/2002                $877,138                      $904,703                    $802,727

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 9/29/00.

Returns for the Class A, B, and C Shares prior to 4/16/01 (offering date of the Class A, B, and C Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A, B, and C Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Global Healthcare Fund, MSCI World Healthcare Index, and Lipper Health/Biotechnology Funds Index from September 29, 2000 to April 30, 2002. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI World Healthcare Index is a replica (or model) of the world's healthcare/healthcare services industries. The Lipper Health/Biotechnology Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN H&Q TECHNOLOGY FUND
AS OF APRIL 30, 2002 (UNAUDITED)

Q. HOW DID THE FUND PERFORM?

A. JPMorgan H&Q Technology Fund, which seeks to provide capital growth over the long term, fell 16.67% (A shares, no sales charge) in the six months ended April 30, 2002. This compares with a rise of 20.03% for the Russell 2000 Index.

Q. WHY DID THE FUND PERFORM IN THIS WAY?

A. During the six months ended April 30, the Fund underperformed its benchmark by a substantial margin. This was largely due to its exposure in the telecom and data-com sector, where more data points emerged supporting the theory that the entire late 1990s build-out of broadband capacity was based on far too optimistic growth assumptions.

The Fund was overweight in the sector and experienced poor stock performance. Qualcomm (-39%), which is the leading chip designer for CDMA wireless technology, came under pressure following delays in the roll out of wireless carriers' CDMA networks in Asia and the United States. The two spin-off companies carved out of the old Cabletron Systems, Enterasys (-83%) and Riverstone (-63%), were hit with SEC inquiries and downward earnings revisions. Exposure to telecom also caused underperformance in the semiconductor sector, where the Fund held CommIC-related semiconductor companies, and was underweight in mainstream names.

From a positive perspective, Internet and software stocks added to performance. Among them were Amazon (+54%), McAfee.com (+66%) and Siebel Systems (+67%).

Q. HOW WAS THE FUND MANAGED?

A. Following the September 11 attacks on the United States, we took the view that stocks had discounted a worse-case scenario. Accordingly, the Fund maintained its high beta tilt. As tech stocks rallied in the fourth quarter of 2001, we began to reduce the portfolio's aggressiveness in early 2002. We acquired stocks that would clearly participate in the next phase of economic growth such as Amazon, Adobe Systems and CDW Computer, selling remaining next-generation technology companies. Additionally, we added to positions which could rally even without a strong growth in corporate information technology budgets such as Qualcomm, eBay, Electronic Arts and Openwave.

Q. WHAT IS THE OUTLOOK?

A. In the last year, corporate IT buyers have gone from viewing technology as a source of competitive advantage to regarding it purely as a cost center. We believe that this trend will reverse as the economy recovers and that IT spending will grow once more. Even so, renewed spending may be confined to technologies that have an immediate use, rather than those that have more speculative purposes.

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Software & Services                      46.2%
Semi-Conductors                          23.7%
Technology                               13.4%
Systems Hardware                         10.3%
Retail                                    5.8%
Telecommunications                        0.6%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. EBAY, INC. (5.6%)

2. CISCO SYSTEMS, INC. (5.5%)

3. SUN MICROSYSTEMS, INC. (4.6%)

4. QUALCOMM, INC. (4.4%)

5. AMAZON.COM, INC. (3.5%)

6. ADOBE SYSTEMS, INC. (3.3%)

7. DELL COMPUTER CORP. (3.3%)

8. ELECTRONIC ARTS, INC. (3.2%)

9. PEOPLESOFT, INC. (3.2%)

10. VERITAS SOFTWARE CORP. (3.0%)

TOP 10 EQUITY HOLDINGS COMPRISED 39.6% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($1,894 IN THOUSANDS). AS OF APRIL 30, 2002 THE FUND HELD 48 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                               SINCE INCEPTION
                                                 1 YEAR           (9/20/00)
-------------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge                        -54.27%           -69.26%
     With Sales Charge*                          -56.90%           -70.37%
   Class B Shares
     Without CDSC                                -54.43%           -69.39%
     With CDSC**                                 -56.71%           -70.16%
   Class C Shares
     Without CDSC                                -54.43%           -69.39%
     With CDSC***                                -54.89%           -69.39%

  *  Sales Charge for Class A Shares is 5.75%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period and 4% CDSC for the period since inception.

***  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (09/20/00 TO 04/30/02)

[CHART]

                                JPMorgan H&Q Technology                               Lipper Science &
                                 Fund (Class A Shares)    Russell 2000 Index       Technology Funds Index
        9/20/2000                        $10,000               $10,000                    $10,000
        9/30/2000                         $9,630               $10,000                    $10,000
       10/31/2000                         $8,170                $9,554                     $8,903
       11/30/2000                         $5,390                $8,573                     $6,608
       12/31/2000                         $4,980                $9,309                     $6,538
        1/31/2001                         $5,620                $9,794                     $7,201
        2/28/2001                         $3,510                $9,152                     $5,325
        3/31/2001                         $2,680                $8,704                     $4,545
        4/30/2001                         $3,280                $9,385                     $5,432
        5/31/2001                         $3,250                $9,616                     $5,179
        6/30/2001                         $3,120                $9,947                     $5,093
        7/31/2001                         $2,570                $9,409                     $4,685
        8/31/2001                         $2,030                $9,105                     $4,100
        9/30/2001                         $1,410                $7,880                     $3,220
       10/31/2001                         $1,800                $8,341                     $3,707
       11/30/2001                         $2,190                $8,986                     $4,247
       12/31/2001                         $2,210                $9,541                     $4,267
        1/31/2002                         $2,090                $9,442                     $4,193
        2/28/2002                         $1,640                $9,183                     $3,633
        3/31/2002                         $1,800                $9,921                     $3,964
        4/30/2002                         $1,500               $10,011                     $3,492

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 9/20/00.

All Share Classes were introduced on 9/20/00.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan H&Q Technology Fund, Russell 2000 Index and Lipper Science & Technology Funds Index from September 20, 2000 to April 30, 2002. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Index is an unmanaged index used to measure average stock performance of U.S. small cap stocks. The Lipper Science & Technology Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      Long Positions -- 100.0%**
--------------------------------------------------------------------------------
                Common Stocks -- 92.9%
                Aerospace -- 1.0%
         3      United Technologies Corp.                             $      211

                Agricultural Production/Services -- 0.2%
         2      Monsanto Co.                                                  49

                Airlines -- 0.7%
         2      AMR Corp. *                                                   49
         4      Delta Air Lines, Inc.                                        106
                                                                      ----------
                                                                             155

                Apparel -- 0.9%
         5      Jones Apparel Group, Inc. *                                  175
         0^     Nike, Inc., Class B                                           16
                                                                      ----------
                                                                             191

                Automotive -- 1.1%
         3      Delphi Corp.                                                  53
         1      General Motors Corp.                                          71
         2      Lear Corp. *                                                 107
         0^     Visteon Corp.                                                  2
                                                                      ----------
                                                                             233

                Banking -- 7.5%
         3      Bank One Corp.                                               119
         4      Compass Bancshares, Inc.                                     150
         1      FirstMerit Corp.                                              31
         6      FleetBoston Financial Corp.                                  208
         3      Golden State Bancorp, Inc.                                    89
         3      GreenPoint Financial Corp.                                   163
         2      Hibernia Corp., Class A                                       36
         1      IndyMac Bancorp, Inc.                                         28
         0^     Marshall & Ilsley Corp.                                       25
         6      North Fork Bancorporation, Inc.                              212
         3      PNC Financial Services Group, Inc.                           149
         1      Regions Financial Corp.                                       35
         0^     SunTrust Banks, Inc.                                          14
         2      TCF Financial Corp.                                           88
        12      U.S. Bancorp                                                 276
                                                                      ----------
                                                                           1,623

                Biotechnology -- 0.8%
         2      Amgen, Inc. *                                                 95
         6      Human Genome Sciences, Inc. *                                 87
                                                                      ----------
                                                                             182

                Broadcasting/Cable -- 1.3%
         2      Adelphia Communications Corp., Class A                        13
        12      Charter Communications, Inc., Class A *                       97
         3      Comcast Corp., Class A *                                      86
         3      Cox Communications, Inc., Class A                             93
                                                                      ----------
                                                                             289

                Business Services -- 1.9%
        13      Accenture LTD, Class A (Bermuda) *                           285
         1      Automatic Data Processing, Inc.                               25
         5      Cendant Corp. *                                               83

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      Long Positions -- Continued
--------------------------------------------------------------------------------
                Business Services -- Continued
         1      KPMG Consulting, Inc.                                 $       14
                                                                      ----------
                                                                             407

                Chemicals -- 3.9%
         3      Air Products & Chemicals, Inc.                               149
         2      Dow Chemical Co.                                              64
         3      Eastman Chemical Co.                                         119
         5      Lyondell Chemical Co.                                         72
         3      PPG Industries, Inc.                                         157
         5      Praxair, Inc.                                                280
                                                                      ----------
                                                                             841

                Computer Networks -- 0.7%
        11      Cisco Systems, Inc. *                                        154

                Computer Software -- 1.4%
         8      BEA Systems, Inc. *                                           87
         1      Citrix Systems, Inc. *                                        14
         7      Manugistics Group, Inc. *                                    107
         2      Microsoft Corp. *                                             78
         0^     Veritas Software Corp. *                                       6
                                                                      ----------
                                                                             292

                Computers/Computer Hardware -- 2.6%
         3      Brocade Communications Systems, Inc. *                        74
         2      Compaq Computer Corp.                                         15
         1      Dell Computer Corp. *                                         21
         7      Hewlett-Packard Co.                                          120
         7      NCR Corp. *                                                  280
         5      Sun Microsystems, Inc. *                                      44
                                                                      ----------
                                                                             554

                Consumer Products -- 3.2%
         3      Colgate-Palmolive Co.                                        133
         4      Gillette Co.                                                 149
         3      Philip Morris Companies, Inc.                                169
         3      Procter & Gamble Co.                                         234
                                                                      ----------
                                                                             685

                Diversified -- 1.4%
         2      General Electric Co.                                          63
        14      Tyco International LTD (Bermuda)                             249
                                                                      ----------
                                                                             312

                Electronics/Electrical Equipment -- 0.9%
         2      Johnson Controls, Inc.                                       190

                Entertainment/Leisure -- 0.5%
         3      Carnival Corp.                                               107

                Environmental Services -- 0.4%
         3      Waste Management, Inc.                                        90

                Financial Services -- 7.4%
         2      AmeriCredit Corp.                                             58
         5      Capital One Financial Corp.                                  280
         9      Charles Schwab Corp.                                         104

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      Long Positions -- Continued
--------------------------------------------------------------------------------
                Financial Services -- Continued
         5      Citigroup, Inc.                                       $      204
         6      Countrywide Credit Industries, Inc.                          275
        14      E*Trade Group, Inc. *                                        106
         1      Fannie Mae                                                    63
         0^     Freddie Mac                                                   20
         1      Goldman Sachs Group, Inc.                                     87
         3      Household International, Inc.                                157
         1      Investment Technology Group, Inc. *                           28
         0^     Legg Mason, Inc.                                              15
         1      Morgan Stanley Dean Witter & Co.                              24
         2      Stilwell Financial, Inc.                                      43
         4      T. Rowe Price Group, Inc.                                    130
                                                                      ----------
                                                                           1,594

                Food/Beverage Products -- 3.8%
         2      Coca-Cola Co.                                                128
         2      Kellogg Co.                                                   68
         7      Kraft Foods, Inc., Class A                                   279
         5      Unilever NV, N.Y. Registered
                 Shares (The Netherlands)                                    336
                                                                      ----------
                                                                             811

                Health Care/Health Care Services -- 1.2%
         4      Becton, Dickinson & Co.                                      163
         1      Guidant Corp. *                                               34
         0^     Omnicare, Inc.                                                 3
         1      Tenet Healthcare Corp. *                                      51
                                                                      ----------
                                                                             251

                Hotels/Other Lodging -- 0.4%
         2      Marriott International, Inc., Class A                         88

                Insurance -- 11.1%
         5      AMBAC Financial Group, Inc.                                  283
         3      CIGNA Corp.                                                  359
         4      Jefferson-Pilot Corp.                                        200
         7      Lincoln National Corp.                                       316
         5      MBIA, Inc.                                                   253
         5      MetLife, Inc.                                                184
         4      Protective Life Corp.                                        134
         5      Prudential Financial, Inc. *                                 157
         5      The Allstate Corp.                                           199
         7      Torchmark Corp.                                              270
         3      UnumProvident Corp.                                           71
                                                                      ----------
                                                                           2,426

                Internet Services/Software -- 0.5%
         2      eBay, Inc. *                                                  95
         2      Openwave Systems, Inc. *                                      10
                                                                      ----------
                                                                             105

                Leasing -- 0.3%
         2      GATX Corp.                                                    61

                Machinery & Engineering Equipment -- 1.1%
         0^     Caterpillar, Inc.                                             22

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
      Long Positions-- Continued
-----------------------------------------------------------------------------------
                Machinery & Engineering Equipment -- Continued
         4      Ingersoll-Rand Co., LTD, Class A (Bermuda)           $       210
                                                                     -----------
                                                                             232

                Manufacturing -- 0.6%
         2      Eaton Corp.                                                  127

                Metals/Mining -- 1.2%
         3      Alcan, Inc. (Canada)                                          92
         2      Alcoa, Inc.                                                   65
         5      Inco LTD *                                                    97
                                                                     -----------
                                                                             254

                Multi-Media -- 3.2%
         4      Gannett Co., Inc.                                            264
        11      Gemstar-TV Guide International, Inc. *                        94
        10      Liberty Media Corp., Class A *                               102
         5      Tribune Co.                                                  234
                                                                     -----------
                                                                             694

                Oil & Gas -- 8.2%
         3      Anadarko Petroleum Corp.                                     135
         3      Baker Hughes, Inc.                                           128
         4      ChevronTexaco Corp.                                          365
         4      Conoco, Inc.                                                 112
         4      Cooper Cameron Corp. *                                       208
         6      Devon Energy Corp.                                           271
         4      Diamond Offshore Drilling, Inc.                              124
         4      Exxon Mobil Corp.                                            157
         4      GlobalSantaFe Corp.                                          140
         3      Valero Energy Corp.                                          147
                                                                     -----------
                                                                           1,787

                Paper/Forest Products -- 0.1%
         1      Georgia-Pacific Corp.                                         26
         0^     Temple-Inland, Inc.                                            5
                                                                     -----------
                                                                              31

                Pharmaceuticals -- 2.2%
         2      Forest Laboratories, Inc. *                                  147
         3      Medimmune, Inc. *                                             87
         1      Vertex Pharmaceuticals, Inc. *                                19
         4      Wyeth                                                        233
                                                                     -----------
                                                                             486

                Pipelines -- 1.8%
        11      Dynegy, Inc., Class A                                        189
         5      El Paso Corp.                                                200
                                                                     -----------
                                                                             389

                Real Estate Investment Trust -- 2.9%
         1      Apartment Investment & Management Co., Class A                29
         1      Archstone-Smith Trust                                         30
         0^     Arden Realty, Inc.                                             3
         2      CarrAmerica Realty Corp.                                      74
         3      General Growth Properties, Inc.                              155
         2      Highwoods Properties, Inc.                                    67
         1      Hospitality Properties Trust                                  48
         5      ProLogis Trust                                               109

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
      Long Positions-- Continued
-----------------------------------------------------------------------------------
                Real Estate Investment Trust -- Continued
         1      Rouse Co.                                            $        36
         5      United Dominion Realty Trust, Inc.                            75
                                                                     -----------
                                                                             626

                Retailing -- 3.9%
         4      Abercrombie & Fitch Co., Class A *                           126
         0^     Albertson's, Inc.                                              7
         3      Bed Bath & Beyond, Inc. *                                     93
         2      Federated Department Stores, Inc. *                           60
         2      Home Depot, Inc.                                             111
         1      Kohl's Corp. *                                                81
         5      Pier 1 Imports, Inc.                                         120
         2      Target Corp.                                                  79
         4      TJX Companies, Inc.                                          156
                                                                     -----------
                                                                             833

                Semi-Conductors -- 1.4%
         2      Altera Corp. *                                                43
         1      Applied Materials, Inc. *                                     19
         2      Intel Corp.                                                   55
         2      Lattice Semiconductor Corp. *                                 19
         2      Linear Technology Corp.                                       59
         0^     Maxim Integrated Products, Inc. *                             15
         1      PMC - Sierra, Inc. *                                          20
         1      Texas Instruments, Inc.                                       15
         1      Xilinx, Inc. *                                                53
                                                                     -----------
                                                                             298

                Telecommunications -- 0.9%
         5      American Tower Corp., Class A *                               24
         6      AT&T Wireless Services, Inc. *                                53
         2      Qwest Communications International, Inc.                      11
         9      Sprint Corp. (PCS Group) *                                   102
                                                                     -----------
                                                                             190

                Telecommunications Equipment -- 0.6%
         8      Motorola, Inc.                                               125

                Toys & Games -- 0.9%
         6      Hasbro, Inc.                                                 100
         4      Mattel, Inc.                                                  85
                                                                     -----------
                                                                             185

                Transportation -- 0.1%
         0^     Burlington Northern Santa Fe Corp.                            11

                Utilities -- 8.7%
         5      Cinergy Corp.                                                181
         0^     CMS Energy Corp.                                               8
         4      Constellation Energy Group, Inc.                             112
         3      Dominion Resources, Inc.                                     186
         5      DTE Energy Co.                                               231
         0^     FirstEnergy Corp.                                             13
        14      PG&E Corp. *                                                 338
         7      Pinnacle West Capital Corp.                                  298
         5      Progress Energy, Inc.                                        265

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
      Long Positions-- Continued
-----------------------------------------------------------------------------------
                Utilities -- Continued
         8      Sierra Pacific Resources                             $        54
         9      Wisconsin Energy Corp.                                       221
                                                                     -----------
                                                                           1,907
                -------------------------------------------------------------------
                Total Common Stocks                                       20,076
                (Cost $18,962)
-----------------------------------------------------------------------------------
      Short-Term Investments -- 7.1%
-----------------------------------------------------------------------------------
                Money Market Fund -- 7.0%

     1,517      JPMorgan Prime Money Market Fund (a)                 $     1,517
                          (Cost $1,517)
-----------------------------------------------------------------------------------

   PRINCIPAL
     AMOUNT

                U.S. Treasury Security -- 0.1%
       $30      U.S. Treasury Note, 4.75%, 01/31/03 @                         31
                -------------------------------------------------------------------
                Total Short-Term Investments                               1,548
                (Cost $1,548)
-----------------------------------------------------------------------------------
                Total Long Positions-- 100.0%                        $    21,624
                (Cost $20,510)
-----------------------------------------------------------------------------------
      Short Positions -- 100.0%
-----------------------------------------------------------------------------------

    SHARES
                Common Stocks -- 100.0%
                Advertising -- 0.3%
       (2)      Interpublic Group of Companies, Inc.                 $      (59)

                Aerospace -- 1.5%
       (2)      Northrop Grumman Corp.                                     (193)
       (3)      Raytheon Co.                                               (118)
                                                                     -----------
                                                                           (311)

                Apparel -- 0.2%
       (0)^     Coach, Inc.                                                 (17)

                Appliances & Household Durables -- 0.5%
       (4)      Masco Corp.                                                (107)

                Automotive -- 1.4%
       (6)      Dana Corp.                                                 (122)
       (5)      Ford Motor Co.                                              (78)
       (1)      PACCAR, Inc.                                                (86)
                                                                     -----------
                                                                           (286)

                Banking -- 10.9%
       (2)      Bank of America Corp.                                      (159)
       (3)      Bank of Hawaii Corp.                                        (77)
       (2)      Bank of New York Co., Inc.                                  (91)
       (0)^     Comerica, Inc.                                              (31)
       (4)      Commerce Bancorp, Inc.                                     (183)
       (3)      Commerce Bancshares, Inc.                                  (138)
       (1)      Cullen/Frost Bankers, Inc.                                  (34)
       (2)      Fifth Third Bancorp                                        (171)

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
      Short Positions -- Continued
-----------------------------------------------------------------------------------
                Banking -- Continued
       (3)      First Virginia Banks, Inc.                           $     (155)
       (6)      Huntington Bancshares, Inc.                                (124)
       (3)      M&T Bank Corp.                                             (273)
       (1)      Mellon Financial Corp.                                      (34)
       (0)^     Mercantile Bankshares Corp.                                 (21)
       (9)      National City Corp.                                        (268)
       (2)      New York Community Bancorp, Inc.                            (56)
       (4)      Valley National Bancorp                                    (132)
       (0)^     Wachovia Corp.                                              (15)
       (3)      Wells Fargo & Co.                                          (133)
       (2)      Zions Bancorporation                                       (130)
                                                                     -----------
                                                                         (2,225)

                Biotechnology -- 0.6%
       (1)      Chiron Corp.                                                (53)
       (0)^     Genentech, Inc. *                                           (18)
       (1)      Genzyme Corp. - General Division *                          (29)
       (0)^     IDEC Pharmaceuticals Corp.                                  (16)
                                                                     -----------
                                                                           (116)

                Broadcasting/Cable -- 1.7%
       (1)      Cablevision Systems Corp.                                   (30)
       (7)      Clear Channel Communications, Inc., Class A                (310)
                                                                     -----------
                                                                           (340)

                Business Services -- 1.7%
       (2)      Cintas Corp.                                               (119)
       (5)      Concord EFS, Inc.                                          (149)
       (2)      Paychex, Inc.                                               (86)
                                                                     -----------
                                                                           (354)

                Chemicals -- 2.0%
       (8)      E.I. DuPont de Nemours Co.                                 (356)
       (1)      Rohm & Haas Co.                                             (48)
                                                                     -----------
                                                                           (404)

                Computer Software -- 3.3%
       (5)      BMC Software, Inc.                                          (75)
       (5)      Computer Associates International, Inc.                     (91)
       (2)      Computer Sciences Corp. *                                   (99)
       (7)      Dendrite International, Inc.                                (98)
       (1)      Electronic Data Systems Corp.                               (71)
      (18)      i2 Technologies, Inc. *                                     (58)
       (4)      J.D. Edwards & Co.                                          (44)
       (6)      Oracle Corp. *                                              (64)
       (3)      Siebel Systems, Inc. *                                      (68)
                                                                     -----------
                                                                           (668)

                Computers/Computer Hardware -- 1.4%
       (4)      Apple Computer, Inc.                                       (102)
       (3)      EMC Corp. *                                                 (27)
      (13)      Gateway, Inc.                                               (73)
       (1)      Lexmark International, Inc.                                 (84)
                                                                     -----------
                                                                           (286)

                Consumer Products -- 4.6%
       (4)      Clorox Co.                                                 (190)

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
      Short Positions -- Continued
-----------------------------------------------------------------------------------
                Consumer Products -- Continued
       (7)      Estee Lauder Companies, Inc., Class A                $     (246)
       (3)      Kimberly-Clark Corp.                                       (175)
      (10)      Newell Rubbermaid, Inc.                                    (327)
                                                                     -----------
                                                                           (938)

                Electronics/Electrical Equipment -- 0.3%
       (2)      Agilent Technologies, Inc. *                                (60)

                Entertainment/Leisure -- 0.7%
       (1)      International Game Technology                               (44)
       (1)      Mandalay Resort Group                                       (29)
       (2)      MGM Mirage                                                  (68)
                                                                     -----------
                                                                           (141)

                Financial Services -- 4.6%
       (0)^     American Express Co.                                        (16)
       (2)      Bear Stearns Companies, Inc.                               (124)
       (3)      Franklin Resources, Inc.                                   (122)
       (5)      Instinet Group, Inc.                                        (38)
       (4)      Lehman Brothers Holdings, Inc.                             (224)
       (2)      MBNA Corp.                                                  (57)
       (2)      Merrill Lynch & Co., Inc.                                   (96)
       (4)      State Street Corp.                                         (220)
       (2)      Waddell & Reed Financial, Inc., Class A                     (41)
                                                                     -----------
                                                                           (938)

                Food/Beverage Products -- 3.9%
       (4)      Anheuser-Busch Companies, Inc.                             (212)
       (8)      Campbell Soup Co.                                          (221)
       (5)      General Mills, Inc.                                        (233)
       (3)      H.J. Heinz Co.                                             (122)
       (0)^     PepsiCo, Inc.                                               (11)
                                                                     -----------
                                                                           (799)

                Health Care/Health Care Services -- 2.3%
       (3)      Boston Scientific Corp.                                     (85)
       (2)      Medtronic, Inc.                                            (112)
       (0)^     St. Jude Medical, Inc.                                      (33)
       (3)      UnitedHealth Group, Inc.                                   (228)
       (0)^     Zimmer Holdings, Inc.                                       (14)
                                                                     -----------
                                                                           (472)

                Insurance -- 10.8%
       (7)      AFLAC, Inc.                                                (206)
       (3)      American International Group, Inc.                         (207)
       (3)      Aon Corp.                                                   (93)
       (0)^     Chubb Corp.                                                 (31)
       (7)      Cincinnati Financial Corp.                                 (351)
       (2)      Markel Corp. *                                             (480)
       (2)      Marsh & McLennan Companies, Inc.                           (212)
       (2)      Mercury General Corp.                                      (125)
       (4)      Progressive Corp.                                          (207)
       (6)      Safeco Corp.                                               (197)
       (2)      St. Paul Companies, Inc.                                   (100)
                                                                     -----------
                                                                         (2,209)

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
      Short Positions -- Continued
-----------------------------------------------------------------------------------
                Internet Services/Software -- 1.0%
      (25)      Ariba, Inc. *                                      $        (93)
       (1)      Symantec Corp. *                                            (53)
       (4)      Yahoo!, Inc. *                                              (65)
                                                                     -----------
                                                                           (211)

                Machinery & Engineering Equipment -- 1.0%
       (4)      Deere & Co.                                                (201)

                Manufacturing -- 2.1%
       (2)      3M Co.                                                     (264)
       (2)      Illinois Tool Works, Inc.                                  (130)
       (1)      Parker Hannifin Corp.                                       (40)
                                                                     -----------
                                                                           (434)

                Metals/Mining -- 1.7%
       (9)      Freeport-McMoRan Copper & Gold, Inc., Class B *            (156)
       (3)      Phelps Dodge Corp.                                         (122)
       (5)      Placer Dome, Inc. *                                         (65)
                                                                     -----------
                                                                           (343)

                Multi-Media -- 2.6%
       (1)      AOL Time Warner, Inc. *                                     (29)
       (2)      Fox Entertainment Group, Inc., Class A *                    (42)
       (1)      Knight-Ridder, Inc.                                         (87)
       (1)      New York Times Co., Class A                                 (56)
      (14)      The Walt Disney Co.                                        (315)
                                                                     -----------
                                                                           (529)

                Office/Business Equipment -- 0.7%
       (2)      Pitney Bowes, Inc.                                         (105)
       (4)      Xerox Corp.                                                 (36)
                                                                     -----------
                                                                           (141)

                Oil & Gas -- 11.3%
       (1)      Amerada Hess Corp.                                          (92)
       (1)      Apache Corp.                                                (52)
      (11)      Burlington Resources, Inc.                                 (471)
       (1)      Kerr-McGee Corp. *                                          (60)
       (8)      Marathon Oil Corp.                                         (244)
       (2)      Murphy Oil Corp.                                           (151)
       (2)      Nabors Industries, Inc. *                                  (109)
       (3)      Noble Drilling Corp. *                                     (130)
      (11)      Occidental Petroleum Corp.                                 (319)
       (3)      Patterson-UTI Energy, Inc. *                               (112)
       (5)      Royal Dutch Petroleum Co., N.Y.
                 Registered Shares (The Netherlands)                       (277)
       (3)      Schlumberger LTD                                           (142)
       (1)      Smith International, Inc. *                                (105)
       (1)      Sunoco, Inc.                                                (32)
                                                                     -----------
                                                                         (2,296)

                Packaging -- 1.0%
      (13)      Smurfit-Stone Container Corp. *                            (206)

                Paper/Forest Products -- 1.1%
       (6)      International Paper Co.                                    (232)

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
      Short Positions -- Continued
-----------------------------------------------------------------------------------
                Pharmaceuticals -- 2.8%
       (0)^     Allergan, Inc.                                    $         (33)
       (4)      Bristol-Myers Squibb Co.                                   (130)
       (0)^     Johnson & Johnson                                           (12)
       (4)      Merck & Co., Inc.                                          (223)
       (2)      Schering-Plough Corp.                                       (46)
       (5)      Watson Pharmaceuticals, Inc. *                             (128)
                                                                     -----------
                                                                           (572)

                Photographic Equipment -- 0.5%
       (3)      Eastman Kodak Co.                                          (100)

                Real Estate -- 0.1%
       (1)      The St. Joe Co.                                             (25)

                Real Estate Investment Trust -- 3.0%
       (4)      AMB Property Corp.                                         (123)
       (1)      Avalonbay Communities, Inc.                                 (48)
       (1)      Camden Property Trust                                       (36)
       (3)      Duke Realty Corp.                                           (68)
       (1)      Equity Residential Properties Trust                         (39)
       (2)      Health Care Properties Investors, Inc.                      (94)
       (4)      Host Marriott Corp.                                         (50)
       (7)      New Plan Excel Realty Trust                                (143)
                                                                     -----------
                                                                           (601)

                Retailing -- 4.5%
       (1)      Circuit City Stores, Inc.                                   (13)
       (1)      Costco Wholesale Corp. *                                    (24)
       (8)      Gap, Inc.                                                  (116)
       (4)      Kroger Co.                                                 (100)
       (1)      Lowe's Companies, Inc.                                      (47)
       (0)^     May Department Stores Co.                                    (2)
       (7)      Nordstrom, Inc.                                            (160)
       (5)      RadioShack Corp.                                           (159)
       (0)^     Sears, Roebuck & Co.                                        (16)
       (0)^     Tiffany & Co.                                                (7)
       (4)      Toys R Us, Inc. *                                           (69)
       (2)      Wal-Mart Stores, Inc.                                      (101)
       (3)      Walgreen Co.                                               (110)
                                                                     -----------
                                                                           (924)

                Semi-Conductors -- 1.3%
       (4)      Advanced Micro Devices, Inc. *                              (47)
       (1)      Applied Micro Circuits Corp. *                               (6)
       (1)      Broadcom Corp., Class A *                                   (21)
       (7)      Conexant Systems, Inc. *                                    (72)
       (2)      Cypress Semiconductor Corp. *                               (38)
       (1)      Micron Technology, Inc. *                                   (19)
       (2)      National Semiconductor Corp. *                              (60)
                                                                     -----------
                                                                           (263)

                Telecommunications -- 1.1%
       (0)^     Alltel Corp.                                                (25)
       (1)      BellSouth Corp.                                             (46)
       (4)      Nextel Communications, Inc., Class A *                      (20)

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
      Short Positions -- Continued
-----------------------------------------------------------------------------------
                Telecommunications -- Continued
       (4)      SBC Communications, Inc.                             $     (112)
       (3)      Tellabs, Inc. *                                             (26)
       (1)      WorldCom, Inc. - WorldCom Group *                            (2)
                                                                     -----------
                                                                           (231)

                Telecommunications Equipment -- 1.0%
       (6)      Corning, Inc. *                                             (37)
       (0)^     Juniper Networks, Inc. *                                     (2)
      (15)      Lucent Technologies, Inc. *                                 (67)
      (18)      Nortel Networks Corp. (Canada) *                            (61)
       (1)      Qualcomm, Inc. *                                            (30)
                                                                     -----------
                                                                           (197)

                Transportation -- 1.2%
       (4)      United Parcel Service, Inc., Class B                       (240)

                Utilities -- 9.3%
       (8)      Allegheny Energy, Inc.                                     (331)
       (5)      Calpine Corp. *                                             (56)
       (4)      Consolidated Edison, Inc.                                  (166)
       (6)      Duke Energy Corp.                                          (245)
       (3)      Exelon Corp.                                               (168)
       (2)      KeySpan Corp.                                               (74)
       (9)      NiSource, Inc.                                             (190)
       (3)      PPL Corp.                                                  (133)
       (1)      Public Service Enterprise Group, Inc.                       (52)
       (8)      Reliant Energy, Inc.                                       (216)
       (3)      Southern Co.                                                (85)
       (6)      TECO Energy, Inc.                                          (178)
                                                                     -----------
                                                                         (1,894)
----------------------------------------------------------------------------------
                Total Short Positions-- 100.0%                        $ (20,370)
                (Proceeds $18,701)
----------------------------------------------------------------------------------

FUTURES CONTRACT
----------------------------------------------------------------------------------
                                                         NOTIONAL      UNREALIZED
  NUMBER                                                   VALUE      APPRECIATION
    OF                                   EXPIRATION     AT 4/30/02   (DEPRECIATION)
 CONTRACTS   DESCRIPTION                    DATE           (USD)          (USD)
----------------------------------------------------------------------------------
             Long Futures Outstanding
     1       S&P 500 Index                  June, 2002      $269           $-^


                       See notes to financial statements.

JPMORGAN FOCUS FUND

                            PORTFOLIO OF INVESTMENTS

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 100.0%
--------------------------------------------------------------------------------
                Common Stocks-- 100.0%
                Biotechnology-- 2.8%
         9      Amgen, Inc. *                                          $     497

                Computer Networks-- 4.3%
        52      Cisco Systems, Inc. *                                        760

                Computer Software-- 4.6%
        15      Microsoft Corp. *                                            805

                Computers/Computer Hardware-- 2.4%
         5      International Business Machines Corp.                        419

                Consumer Products-- 4.2%
         8      Procter & Gamble Co.                                         749

                Diversified-- 3.7%
        14      General Electric Co.                                         445
        12      Tyco International LTD (Bermuda)                             214
                                                                       ----------
                                                                             659

                Financial Services-- 16.2%
        20      Citigroup, Inc.                                              850
         8      Fannie Mae                                                   608
         9      Goldman Sachs Group, Inc.                                    709
        19      Washington Mutual, Inc.                                      709
                                                                       ----------
                                                                           2,876

                Food/Beverage Products-- 4.1%
        14      PepsiCo, Inc.                                                716

                Health Care/Health Care Services -- 4.2%
        10      Tenet Healthcare Corp. *                                     748

                Insurance-- 8.1%
        11      AMBAC Financial Group, Inc.                                  704
         7      CIGNA Corp.                                                  719
                                                                       ----------
                                                                           1,423

                Machinery & Engineering Equipment -- 3.6%
        13      Ingersoll-Rand Co. LTD, Class A (Bermuda)                    629

                Multi-Media-- 5.5%
        40      Liberty Media Corp., Class A *                               430
        12      Viacom, Inc., Class B *                                      542
                                                                       ----------
                                                                             972

                Oil & Gas-- 4.3%
        19      Exxon Mobil Corp.                                            755

                Pharmaceuticals-- 7.5%
         7      Lilly (Eli) & Co.                                            482
        16      Pfizer, Inc.                                                 581
         5      Wyeth                                                        257
                                                                       ----------
                                                                           1,320

                       See notes to financial statements.

JPMORGAN FOCUS FUND

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                Retailing-- 13.4%
        23      Costco Wholesale Corp. *                               $     913
        21      Home Depot, Inc.                                             969
        14      Linens `n Things, Inc. *                                     500
                                                                       ----------
                                                                           2,382
                Semi-Conductors-- 7.1%
        22      Altera Corp. *                                               446
        19      Intel Corp.                                                  535
         9      Texas Instruments, Inc.                                      275
                                                                       ----------
                                                                           1,256
                Telecommunications-- 2.3%
        36      Sprint Corp. (PCS Group) *                                   408

                Utilities-- 1.7%
        43      Sierra Pacific Resources                                     301

--------------------------------------------------------------------------------
                Total Investments-- 100.0%                              $ 17,675
                (Cost $18,725)
--------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN GLOBAL 50 FUND

                            PORTFOLIO OF INVESTMENTS

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 98.0%
--------------------------------------------------------------------------------
                Common Stocks-- 98.0%
                Australia-- 2.4%
        62      WMC LTD, ADR +                                         $   1,234

                Belgium-- 2.6%
        46      Interbrew +                                                1,362

                Bermuda-- 3.7%
        44      Accenture LTD, Class A * +                                   952
        53      Tyco International LTD +                                     969
                                                                       ----------
                                                                           1,921

                Finland-- 2.2%
        92      Stora Enso OYJ, R Shares +                                 1,174

                France-- 8.7%
        21      BNP Paribas +                                              1,111
        17      Societe Generale, Class A +                                1,168
         8      Total Fina Elf SA +                                        1,270
        31      Vivendi Environnement +                                    1,013
                                                                       ----------
                                                                           4,562

                Hong Kong-- 2.1%
       294      Hong Kong Electric Holdings +                              1,114

                India-- 2.1%
        59      Ranbaxy Laboratories LTD, GDR +                            1,106

                Italy-- 2.6%
       292      Unicredito Italiano SPA +                                  1,355

                Japan-- 11.5%
        51      Fast Retailing Co., LTD +                                  1,358
       144      Fujitsu LTD +                                              1,144
        30      Honda Motor Co., LTD +                                     1,328
       111      Mitsubishi Pharma Corp. +                                  1,063
         1      Mizuho Holdings, Inc. +                                    1,121
                                                                       ----------
                                                                           6,014

                The Netherlands-- 6.9%
        30      Heineken NV +                                              1,370
       238      Koninklijke KPN NV * +                                     1,080
        53      TPG NV                                                     1,142
                                                                       ----------
                                                                           3,592

                South Korea-- 2.0%
        76      Shinhan Financial Group Co., LTD +                         1,025

                Spain-- 4.4%
        91      Banco Bilbao Vizcaya Argentaria SA +                       1,056
        89      Iberdrola SA +                                             1,225
                                                                       ----------
                                                                           2,281

                Switzerland-- 6.6%
       107      ABB LTD * +                                                  955
        60      Compagnie Financiere Richemont AG,                         1,358
                 Class A

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)


    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                Switzerland-- Continued
        23      UBS AG * +                                             $   1,130
                                                                       ----------
                                                                           3,443

                Taiwan-- 2.6%
       204      Compal Electronics, Inc., GDR, #, * +                      1,371

                United Kingdom-- 10.7%
       340      British Airways PLC +                                      1,170
       105      CGNU PLC +                                                 1,080
        82      Reckitt Benckiser PLC +                                    1,448
         0^     THUS Group PLC *                                               0^
       133      Unilever PLC +                                             1,217
       436      Vodafone Group PLC +                                         703
                                                                       ----------
                                                                           5,618

                United States-- 26.9%
        20      AMBAC Financial Group, Inc. +                              1,229
        17      Capital One Financial Corp. +                              1,012
        13      CIGNA Corp. +                                              1,395
        57      Cisco Systems, Inc. * +                                      834
        47      Dynegy, Inc., Class A +                                      841
        73      Edison International * +                                   1,318
        20      Gemstar-TV Guide International, Inc. * +                     179
        18      Johnson & Johnson +                                        1,147
        78      Liberty Media Corp., Class A * +                             833
        26      Pharmacia Corp. +                                          1,068
        30      Schering-Plough Corp. +                                      827
       110      Sprint Corp. - PCS Group * +                               1,233
        85      Sun Microsystems, Inc. * +                                   696
        63      U.S. Bancorp +                                             1,482
                                                                       ----------
                                                                          14,094
---------------------------------------------------------------------------------
                Total Long-Term Investments                               51,266
                (Cost $51,300)
---------------------------------------------------------------------------------
                Short-Term Investments-- 2.0%
                -----------------------------
                Money Market Fund-- 1.4%
       730      JPMorgan Prime Money Market Fund (a)                         730
                (Cost $730)
---------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT

                U.S. Treasury Security-- 0.6%
                -----------------------------
      $324      U.S. Treasury Bill, DN, 1.67%, 06/27/02 @                    323
                (Cost $323)
---------------------------------------------------------------------------------
                Total Short-Term Investments                               1,053
                (Cost $1,053)
---------------------------------------------------------------------------------
                Total Investments-- 100.0%                               $52,319
                (Cost $52,353)
---------------------------------------------------------------------------------


                       See notes to financial statements.

SUMMARY OF INVESTMENTS BY INDUSTRY, APRIL 30, 2002

INDUSTRY                                                    % OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------------
Banking                                                                16.1%
Pharmaceuticals                                                         7.8
Food/Beverage Products                                                  7.5
Insurance                                                               7.1
Utilities                                                               7.0
Computers/Computer Hardware                                             6.1
Telecommunications                                                      5.8
Retailing                                                               5.2
Financial Services                                                      3.9
Consumer Products                                                       2.8
Automotive                                                              2.5
Metals/Mining                                                           2.4
Oil & Gas                                                               2.4
Airlines                                                                2.2
Paper/Forest Products                                                   2.2
Transportation                                                          2.2
Biotechnology                                                           2.1
Other (below 2%)                                                       14.7
--------------------------------------------------------------------------------------
Total                                                                 100.0%
--------------------------------------------------------------------------------------





                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)


FUTURES CONTRACTS
                                                           NOTIONAL
    NUMBER                                                 VALUE AT       UNREALIZED
      OF                                   EXPIRATION       4/30/02      DEPRECIATION
   CONTRACTS    DESCRIPTION                   DATE           (USD)           (USD)
-------------------------------------------------------------------------------------
                LONG FUTURES OUTSTANDING
-------------------------------------------------------------------------------------
       2        Topix Index                June, 2002        $168            ($1)
       3        S & P 500 Index            June, 2002         808            (40)
       2        FTSE 100 Index             June, 2002         151             (4)
      10        DJ EURO Stoxx              June, 2002         321            (16)


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------------------
                                        SETTLEMENT        VALUE     NET UNREALIZED
                        SETTLEMENT         VALUE       AT 4/30/02    APPRECIATION/
     CONTRACTS TO BUY      DATE            (USD)          (USD)          (USD)
-------------------------------------------------------------------------------------
          2,501 CAD        5/23/02       $ 1,575        $ 1,594          $ 19
          3,407 EUR        5/23/02         2,999          3,068            69
            919 GBP        5/23/02         1,315          1,339            24
        640,924 JPY        5/23/02         4,916          4,993            77
          7,144 SEK        5/23/02           690            695             5
            608 SGD        5/23/02           331            336             5
                                         -------        -------          -----
                                         $11,826        $12,025          $199
                                         =======        =======          ====


                                        SETTLEMENT        VALUE     NET UNREALIZED
                        SETTLEMENT         VALUE       AT 4/30/02    DEPRECIATION
     CONTRACTS TO SELL     DATE            (USD)          (USD)          (USD)
-------------------------------------------------------------------------------------
          1,142 AUD        5/23/02         $ 610          $ 614          ($ 4)
          3,086 CHF        5/23/02         1,853          1,905           (52)
          8,234 EUR        5/23/02         7,279          7,420          (141)
            814 GBP        5/23/02         1,164          1,185           (21)
          8,089 HKD        5/23/02         1,037          1,038            (1)
        191,069 JPY        5/23/02         1,470          1,489           (19)
                                         -------        -------          -----
                                         $13,413        $13,651         ($238)
                                         =======        =======          ====

                       See notes to financial statements.

                      PORTFOLIO OF INVESTMENTS

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 100.0%
--------------------------------------------------------------------------------
                Common Stocks-- 100.0%
                Belgium-- 1.1%
         2      Omega Pharma SA +                                      $      99
         5      UCB SA +                                                     192
                                                                       ----------
                                                                             291

                France-- 4 .6%
        10      Aventis SA +                                                 688
         3      NiCox SA * +                                                 164
         5      Sanofi-Synthelabo SA +                                       330
                                                                       ----------
                                                                           1,182

                Germany-- 2.5%
         3      Altana AG +                                                  177
         1      Gehe AG +                                                     42
         7      Schering AG +                                                415
                                                                       ----------
                                                                             634

                Japan-- 4.5%
        27      Chugai Pharmaceutical Co., LTD +                             323
        37      Mitsubishi Pharma Corp. +                                    354
        11      Takeda Chemical Industries LTD +                             481
                                                                       ----------
                                                                           1,158

                Switzerland-- 9.9%
         4      Alcon, Inc. * +                                              121
        51      Novartis AG +                                              2,139
         4      Roche Holding AG +                                           287
                                                                       ----------
                                                                           2,547

                United Kingdom-- 9.3%
         5      AstraZeneca PLC +                                            218
        17      Celltech Group PLC * +                                       139
        81      GlaxoSmithKline PLC +                                      1,965
        13      Shire Pharmaceuticals PLC * +                                 95
                                                                       ----------
                                                                           2,417

                United States-- 68.1%
        20      Abbott Laboratories +                                      1,090
         7      Abgenix, Inc. * +                                             96
        21      Amgen, Inc. * +                                            1,099
         8      Amylin Pharmaceuticals, Inc. * +                              77
        12      Baxter International, Inc. +                                 684
         7      Becton, Dickinson & Co. +                                    275
        18      Bristol-Myers Squibb Co. +                                   505
         4      Cardinal Health, Inc. +                                      255
         4      CIGNA Corp. +                                                448
         3      Forest Laboratories, Inc. * +                                201
         1      Genentech, Inc. * +                                           50
         4      Gilead Sciences, Inc. * +                                    115
         4      Guidant Corp. * +                                            135
         7      HCA, Inc. +                                                  315
        12      Human Genome Sciences, Inc. * +                              181
         4      ImmunoGen, Inc. * +                                           32
         8      Isis Pharmaceuticals, Inc. * +                               101
        39      Johnson & Johnson +                                        2,468
         4      La Jolla Pharmaceutical Co., (PIPE), #, (f), *                28
        19      La Jolla Pharmaceutical Co. * +                              137

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                United States-- Continued
        14      Ligand Pharmaceuticals, Inc., Class B * +              $     216
        21      Lilly (Eli) & Co. +                                        1,409
        10      Medimmune, Inc. * +                                          324
        12      Medtronic, Inc. +                                            545
        18      Merck & Co., Inc. +                                        1,000
         5      Millennium Pharmaceuticals, Inc. * +                          92
         4      Neurocrine Biosciences, Inc. * +                             147
        63      Pfizer, Inc. +                                             2,277
        27      Pharmacia Corp. +                                          1,117
         8      Schering-Plough Corp. +                                      221
         7      Tenet Healthcare Corp. * +                                   543
         2      Trimeris, Inc. * +                                            89
         5      Vertex Pharmaceuticals, Inc. * +                             100
        22      Wyeth +                                                    1,251
                                                                       ----------
                                                                          17,623
---------------------------------------------------------------------------------
                Total Investments-- 100.0%                               $25,852
                (Cost $27,017)
---------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS BY INDUSTRY, APRIL 30, 2002

INDUSTRY                                                   % OF INVESTMENT SECURITIES
-------------------------------------------------------------------------------------
Pharmaceuticals                                                        82.0%
Health Care/Health Care Services                                       10.1
Biotechnology                                                           6.2
Other (below 2%)                                                        1.7
-------------------------------------------------------------------------------------
Total                                                                 100.0%


                       See notes to financial statements.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
----------------------------------------------------------------------------------
                                        SETTLEMENT        VALUE     NET UNREALIZED
                        SETTLEMENT         VALUE       AT 4/30/02    APPRECIATION
     CONTRACTS TO BUY      DATE            (USD)          (USD)          (USD)
----------------------------------------------------------------------------------
            290 CAD        5/30/02         $ 184          $ 185           $ 1
            446 CHF        5/30/02           270            276             6
          2,510 DKK        5/30/02           300            304             4
          1,295 EUR        5/30/02         1,150          1,167            17
            746 GBP        5/30/02         1,077          1,088            11
        321,346 JPY        5/30/02         2,471          2,503            32
                                          ------         ------           ---
                                          $5,452         $5,523           $71
                                          ======         ======           ===


                                                                    NET UNREALIZED
                                        SETTLEMENT        VALUE      APPRECIATION/
                        SETTLEMENT         VALUE       AT 4/30/02   (DEPRECIATION)
     CONTRACTS TO SELL     DATE            (USD)          (USD)          (USD)
----------------------------------------------------------------------------------
            495 CHF        5/30/02         $ 300          $ 306          ($ 6)
            980 EUR        5/30/02           877            883            (6)
         32,563 JPY        5/30/02           255            254             1
                                          ------         ------           ---
                                          $1,432         $1,443          ($11)
                                          ======         ======           ===

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMORGAN H&Q TECHNOLOGY FUND
                      PORTFOLIO OF INVESTMENTS

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------
   SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- 100.0%
--------------------------------------------------------------------------------
                COMMON STOCKS-- 100.0%
                ----------------------
                Computer Networks-- 5.5%
        18      Cisco Systems, Inc. *                                    $   264

                Computer Software-- 32.3%
         4      Adobe Systems, Inc.                                          159
         3      Advent Software, Inc. *                                      123
         9      Citrix Systems, Inc. *                                       104
         7      Documentum, Inc. *                                           136
         9      E.Piphany, Inc. *                                             54
         3      Electronic Arts, Inc. *                                      154
        20      i2 Technologies, Inc. *                                       63
         3      Microsoft Corp. *                                            131
        11      Oracle Corp. *                                               110
         7      PeopleSoft, Inc. *                                           151
         4      Rational Software Corp. *                                     58
        10      Tibco Software, Inc. *                                        84
         5      Veritas Software Corp. *                                     142
         7      Wind River Systems *                                          71
                                                                         ---------
                                                                           1,540

                Computers/Computer Hardware-- 10.3%
         5      Brocade Communications Systems, Inc. *                       115
         6      Dell Computer Corp. *                                        158
        27      Sun Microsystems, Inc. *                                     221
                                                                         ---------
                                                                             494

                Electronics/Electrical Equipment-- 1.1%
         5      Sanmina-SCI Corp. *                                           52

                Internet Services/Software-- 13.9%
         7      Agile Software Corp. *                                        64
         5      eBay, Inc. *                                                 266
         6      MatrixOne, Inc. *                                             41
         4      Network Associates, Inc. *                                    62
        10      Openwave Systems, Inc. *                                      57
        11      Riverstone Networks, Inc. *                                   52
         4      Symantec Corp. *                                             124
                                                                         ---------
                                                                             666

                Retailing-- 5.8%
        10      Amazon.com, Inc. *                                           167
         2      CDW Computer Centers, Inc. *                                 110
                                                                         ---------
                                                                             277

                Semi-Conductors-- 23.7%
         4      Altera Corp. *                                                82
         3      Amkor Technology, Inc. *                                      60
         3      Applied Materials, Inc. *                                     73
         7      Applied Micro Circuits Corp. *                                47
         6      ATI Technologies, Inc. *                                      61
         2      Broadcom Corp., Class A *                                     69
         3      Intersil Corp., Class A *                                     81
         2      KLA-Tencor Corp. *                                            88
         2      Marvell Technology Group LTD *                                54
         2      Maxim Integrated Products, Inc. *                             75


                       See notes to financial statements.

JPMORGAN H&Q TECHNOLOGY FUND

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
--------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS-- CONTINUED
--------------------------------------------------------------------------------
                Semi-Conductors-- Continued
         4      Micron Technology, Inc. *                                $    95
         1      Novellus Systems, Inc. *                                      57
         2      Nvidia Corp. *                                                80
         2      Photronics, Inc. *                                            66
         2      QLogic Corp. *                                                69
         2      Xilinx, Inc. *                                                76
                                                                         ---------
                                                                            1,133

                Telecommunications-- 0.6%
        15      Allegiance Telecom, Inc. *                                    30

                Telecommunications Equipment-- 6.8%
        18      JDS Uniphase Corp. *                                          78
        11      Nortel Networks Corp. (Canada) *                              37
         7      Qualcomm, Inc. *                                             212
                                                                         ---------
                                                                             327
--------------------------------------------------------------------------------
                Total Investments-- 100.0%                                $4,783
                (Cost $7,165)
--------------------------------------------------------------------------------

INDEX:

*       -- Non-income producing security.
**      -- Securities are pledged with a broker as collateral for short sales.
#       -- All or a portion  of this  security  is a 144A or  private  placement security and can only be sold to qualified institutional buyers.
+       -- All or a portion of this security is segregated  for forward  foreign currency exchange contracts.
^       -- Share or dollar amounts round to less than one thousand.
(a)     -- Affiliated. Money market fund registered under the Investment Company
           Act of 1940, as amended and advised by J.P.Morgan Fleming
           Asset Management, Inc.
(f)     -- Fair Valued Investment.
@       -- All or a portion of this security is segregated for futures.
DN      -- Discount Note.
PIPE    -- Private investment in a public equity.
ADR     -- American Depositary Receipt.
GDR     -- Global Depositary Receipt.
AUD     -- Australian Dollar.
CAD     -- Canadian Dollar.
CHF     -- Swiss Franc.
DKK     -- Danish Krone.
EUR     -- Euro Dollar.
GBP     -- Great Britain Pound.
HKD     -- Hong Kong Dollar.
JPY     -- Japanese Yen.
SEK     -- Swedish Krona.
SGD     -- Singapore Dollar.
USD     -- United States Dollar.

                       See notes to financial statements.

                JPMORGAN FUNDS STATEMENT OF ASSETS & LIABILITIES
                        AS OF APRIL 30, 2002 (UNAUDITED)

(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                    MARKET
                                                    NEUTRAL                FOCUS
                                                     FUND                  FUND
---------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value               $21,624               $17,675
      Cash                                              738                    --
      Deposits with broker for securities sold short 20,523                    --
      Receivables:
       Investment securities sold                       161                   220
       Fund shares sold                                  17                    --
       Interest and dividends                            24                    12
       Expense reimbursements                            --                    12
---------------------------------------------------------------------------------
    Total Assets                                     43,087                17,919
---------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
       Securities sold short                         20,370                    --
       Due to custodian                                  --                   122
       Investment securities purchased                  166                    33
       Fund shares redeemed                              --                    75
      Accrued liabilities
       Investment advisory fees                           6                    --
       Administration fees                                1                    --
       Shareholder servicing fees                        --                     1
       Distribution fees                                 --                     9
       Custodian fees                                    25                    17
       Trustees' fees                                   --^                     7
       Other                                             34                    30
---------------------------------------------------------------------------------
    Total Liabilities                                20,602                   294
---------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital                                22,944                36,592
      Accumulated overdistributed net investment
      income (loss)                                      (1)                  (97)
      Accumulated net realized gain (loss) on
      investments, securities sold short and future      97               (17,820)
      Net unrealized depreciation of investments,
      securities sold short and futures                (555)               (1,050)
---------------------------------------------------------------------------------
    Total Net Assets                                $22,485              $ 17,625
---------------------------------------------------------------------------------
    Shares of beneficial interest outstanding
    ($0.001 par value; unlimited number of
    shares authorized)
      Class A Shares                                      5                   992
      Class B Shares                                      2                 1,580
      Class C Shares                                     --                   378
      Institutional Shares                            1,567                    --
      Select Shares                                      --                     5
    Net Asset Value:
      Class A Shares (and redemption price)         $ 14.29               $  6.05
      Class B Shares *                              $ 14.28               $  5.92
      Class C Shares *                              $    --               $  5.91
      Institutional Shares (and redemption price)   $ 14.28               $    --
      Select Shares (and redemption price)          $    --               $  6.10
    Class A Maximum Public Offering Price Per Share

(net asset value per share/94.25%)                  $ 15.16               $  6.42
---------------------------------------------------------------------------------
    Cost of investments                             $20,510               $18,725
---------------------------------------------------------------------------------
    Proceeds from securities sold short             $18,701               $    --
---------------------------------------------------------------------------------

^Amount rounds to less than one thousand.
*Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

                JPMORGAN FUNDS STATEMENT OF ASSETS & LIABILITIES
                        AS OF APRIL 30, 2002 (UNAUDITED)

(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                               GLOBAL       H&Q
                                                   GLOBAL 50 HEALTHCARE TECHNOLOGY
                                                      FUND      FUND       FUND
----------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value              $ 52,319    $25,852    $ 4,783
      Cash                                               --         22        169
      Foreign currency, at value                        180         63         --
      Receivables:
       Investment securities sold                       541         --         --
       Fund shares sold                                  --          5         --
       Interest and dividends                           131         21         --
       Foreign tax reclaim                              210         19         --
       Unrealized gain on forward foreign currency
        contracts                                       199         72         --
       Expense reimbursements                            19         14          8
       Deferred organization expense                      2         --         --
----------------------------------------------------------------------------------
    Total Assets                                     53,601     26,068      4,960
----------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
       Due to custodian                                  49         --         --
       Fund shares redeemed                               1         --         26
       Unrealized loss on forward foreign currency
        contracts                                       238         12         --
      Accrued liabilities
       Investment advisory fees                          35         13         --
       Administration fees                               --          1         --
       Shareholder servicing fees                         9          3         --
       Distribution fees                                 --         --          2
       Custodian fees                                    25         22         10
       Trustees' fee s                                   --^        --^        --^
       Other                                             38         51          9
----------------------------------------------------------------------------------
    Total Liabilities                                   395        102         47
----------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital                                86,173     30,833     24,886
      Accumulated undistributed (overdistributed)
      net investment income                              85         19        (68)
      Accumulated net realized loss on investments,
      futures and foreign exchange transactions     (32,922)    (3,782)   (17,523)
      Net unrealized depreciation of investments,
      futures and foreign exchange translations        (130)    (1,104)    (2,382)
----------------------------------------------------------------------------------
    Total Net Assets                               $ 53,206    $25,966    $ 4,913
----------------------------------------------------------------------------------
    Shares of beneficial interest outstanding
    ($0.001 par value; unlimited number of
    shares authorized)
      Class A Shares                                      2          5      2,007
      Class B Shares                                      3          4      1,004
      Class C Shares                                      1          1        270
      Select Shares                                   4,391      1,978         --
    Net Asset Value:
      Class A Shares (and redemption price)        $  12.09    $ 14.18    $  1.50
      Class B Shares *                             $  12.02    $ 12.99    $  1.49
      Class C Shares *                             $  12.06    $ 13.02    $  1.49
      Select Shares (and redemption price)         $  12.10    $ 13.06         --
    Class A Maximum Public Offering Price Per Share
(net asset value per share/94.25%)                 $  12.83    $ 15.05    $  1.59
----------------------------------------------------------------------------------
    Cost of investments                            $ 52,353    $27,017    $ 7,165
----------------------------------------------------------------------------------
    Cost of foreign currency                       $    178    $    63    $    --
----------------------------------------------------------------------------------

^Amount rounds to less than one thousand.
*Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

JPMORGAN FUNDS STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

(AMOUNTS IN THOUSANDS)

                                                              MARKET
                                                              NEUTRAL       FOCUS
                                                               FUND         FUND
----------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Dividend                                                 $ 139          $ 80
      Interest                                                    42            --
      Dividend income from affiliated investments*                17             4
----------------------------------------------------------------------------------
    Total Investment income                                      198            84
----------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees                                   165            42
      Administration fees                                         16            16
      Shareholder servicing fees                                  11            26
      Distribution fees                                          --^            61
      Custodian fees                                              39            39
      Registration expenses                                       13            18
      Printing and postage                                         6            --
      Professional fees                                           27            16
      Transfer agent fees                                          8            81
      Trustees' fees                                             --^           --^
      Dividend expense on securities sold short                   18            --
      Other                                                        3             6
----------------------------------------------------------------------------------
    Total expenses                                               306           305
----------------------------------------------------------------------------------
      Less amounts waived                                        151            98
      Less expense reimbursements                                 --            34
----------------------------------------------------------------------------------
       Net expenses                                              155           173
----------------------------------------------------------------------------------
    Net investment income (loss)                                  43           (89)
----------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
      Net realized gain on transactions from:
       Investments                                               120           447
       Securities sold short                                     211            --
       Futures                                                     1            --
      Change in net unrealized appreciation (depreciation) of:
       Investments                                             1,548           (12)
       Securities sold short                                  (2,400)           --
----------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on investments,
    securities sold short and futures                           (520)          435
----------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations    $  (477)         $346
----------------------------------------------------------------------------------
*   Includes reimbursements of investment advisory,
    administration and shareholder servicing fees:           $     2          $ --^
----------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

JPMORGAN FUNDS STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

(AMOUNTS IN THOUSANDS)

                                                                 GLOBAL        H&Q
                                                     GLOBAL 50  HEALTHCARE   TECHNOLOGY
                                                       FUND      FUND         FUND
---------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Dividend                                       $ 455      $ 174         $--
      Interest                                          18          4           1
      Dividend income from affiliated investments *      3         --          --
      Foreign taxes withheld                           (24)        (2)         --
---------------------------------------------------------------------------------------
    Total investment income                            452        176           1
---------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees                         402        179          25
      Administration fees                               48         22           5
      Shareholder servicing fees                        80         36           8
      Distribution fees                                --^        --^          15
      Custodian fees                                    50         36          36
      Organization expenses                              3         --          --
      Registration expenses                             11         16          17
      Printing and postage                              12          5           5
      Professional fees                                 16         14          14
      Transfer agent fees                               58         35          57
      Trustees' fees                                   --^        --^         --^
      Other                                              2          2           1
---------------------------------------------------------------------------------------
    Total expenses                                     682        345         183
---------------------------------------------------------------------------------------
      Less amounts waived                              176        110          46
      Less expense reimbursements                       24         19          68
---------------------------------------------------------------------------------------
       Net expenses                                    482        216          69
---------------------------------------------------------------------------------------
    Net investment loss                                (30)       (40)        (68)
---------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on transactions from:
       Investments                                  (7,746)    (1,099)     (6,240)
       Futures                                           3         --          --
       Foreign exchange contracts                      398         31          --
      Change in net unrealized appreciation
      (depreciation) of:
       Investments                                   9,866       (352)      5,265
       Futures                                         (56)        --          --
       Foreign exchange translations                   (71)       122          --
---------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on
       investments, futures and foreign
       exchange transactions                         2,394     (1,298)       (975)
---------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from operations                             $ 2,364    $(1,338)    $(1,043)
---------------------------------------------------------------------------------------
*   Includes reimbursements of investment advisory,
    administration and shareholder servicing fees: $     1    $    --     $    --
---------------------------------------------------------------------------------------
^   Amount rounds to less than one thousand.

                       See notes to financial statements.

JPMORGAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)


(AMOUNTS IN THOUSANDS)

                                                                              MARKET NEUTRAL FUND             FOCUS FUND
                                                                          -----------------------------  ---------------------
                                                                           11/1/01   6/1/01      YEAR      11/1/01     YEAR
                                                                           THROUGH   THROUGH     ENDED     THROUGH     ENDED
                                                                           4/30/02  10/31/01*   5/31/01    4/30/02   10/31/01
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income (loss)                                             $    43     $   182  $   890    $   (89)  $   (371)
 Net realized gain (loss) on investments, securities sold short
   and futures                                                                332         409      596        447    (13,039)
 Change in net unrealized appreciation (depreciation) of investments,
   securities sold short and futures                                         (852)      (244)      889        (12)    (5,744)
------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                         (477)        347    2,375        346    (19,154)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                       (243)       (264)    (867)        --         --
 Net realized gain on investment transactions                                (376)       (281)      --         --         --
------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                       (619)       (545)    (867)        --         --
------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from capital share transactions                        3,716         349    5,677     (4,010)   (15,358)
------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                  2,620         151    7,185     (3,664)   (34,512)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:

 Beginning of period                                                       19,865      19,714   12,529     21,289     55,801
------------------------------------------------------------------------------------------------------------------------------
 End of period                                                            $22,485     $19,865  $19,714    $17,625   $ 21,289
------------------------------------------------------------------------------------------------------------------------------
 Accumulated undistributed (overdistributed) net investment income        $    (1)    $   199  $   264    $   (97)  $     (8)
------------------------------------------------------------------------------------------------------------------------------

* Market Neutral Fund changed its fiscal year end from May 31 to October 31.

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

(AMOUNTS IN THOUSANDS)

                                                                    GLOBAL 50         GLOBAL HEALTHCARE     H&Q TECHNOLOGY
                                                                      FUND                  FUND                 FUND
                                                              --------------------  -------------------  ---------------------
                                                               11/1/01      YEAR     11/1/01     YEAR      11/1/01      YEAR
                                                               THROUGH      ENDED    THROUGH     ENDED     THROUGH      ENDED
                                                               4/30/02    10/31/01   4/30/02   10/31/01    4/30/02    10/31/01
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income (loss)                                 $    (30)  $    273    $   (40)  $   (74)   $   (68)   $   (194)
 Net realized loss on investments, futures and foreign
   exchange transactions                                        (7,345)   (23,616)    (1,068)   (2,291)    (6,240)    (11,266)
 Change in net unrealized appreciation (depreciation) of
   investments, futures and foreign exchange translations        9,739    (12,464)      (230)   (1,274)     5,265      (5,999)
------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations             2,364    (35,807)    (1,338)   (3,639)    (1,043)    (17,459)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                            (360)    (2,329)      (208)      (24)        --          --
 Net realized gain on investment transactions                       --     (8,446)        --        --         --          --
------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                            (360)   (10,775)      (208)      (24)        --          --
------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from capital share transactions           (15,827)   (44,125)    (3,351)   (1,283)       (89)     11,599
------------------------------------------------------------------------------------------------------------------------------
   Total decrease in net assets                                (13,823)   (90,707)    (4,897)   (4,946)    (1,132)     (5,860)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:

 Beginning of period                                            67,029    157,736     30,863    35,809      6,045      11,905
------------------------------------------------------------------------------------------------------------------------------
 End of period                                                $ 53,206   $ 67,029    $25,966   $30,863    $ 4,913    $  6,045
------------------------------------------------------------------------------------------------------------------------------
 Accumulated undistributed (overdistributed) net investment
   income                                                     $     85   $    475    $    19   $   267    $   (68)   $    --
------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

JPMORGAN FUNDS

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION
J.P. Morgan Series Trust ("JPMST") and Mutual Fund Group ("MFG") (the "Trusts") were organized on August 15, 1996 and May 11, 1987, respectively, as Massachusetts business trusts, and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended as open-end management investment companies. The following are five separate portfolios of the Trusts (collectively, the "Funds"):

FUND                                     CLASS OFFERED
----                                     -------------
JPMorgan Market Neutral Fund ("MNF")     Class A, Class B, Institutional
JPMorgan Focus Fund ("FF")               Class A, Class B, Class C, Select
JPMorgan Global 50 Fund ("GFF")          Class A, Class B, Class C, Select
JPMorgan Global Healthcare Fund ("GHF")  Class A, Class B, Class C, Select
JPMorgan H&Q Technology Fund ("HQTF")    Class A, Class B, Class C

MNF, GFF and GHF are separate series of JPMST and FF and HQTF are separate series of MFG.

Class A shares generally provide for a front-end sales charge while Class B shares and Class C shares provide for a contingent deferred sales charge.
Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Institutional Class and the Select Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Fund is invested.

2. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, (other than convertible bonds), with a maturity of 61 days or more held by Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. REPURCHASE AGREEMENTS -- It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contracts. Use of short futures contracts subject the Fund to unlimited risk.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Funds' credit risk is limited to failure of the exchange or board of trade.

As of April 30, 2002, MNF and GFF had outstanding futures contracts as listed on their respective Portfolios of Investments.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Funds' exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of April 30, 2002, GFF and GHF had outstanding forward foreign currency contracts as listed on their respective Portfolios of Investments.

F. SHORT SALES -- MNF may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities made with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by one broker. Dividend expense on short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker.

G. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, using the interest method, adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

H. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

I. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

J. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition--"temporary differences") such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment.

K. ORGANIZATION EXPENSES -- Organization and initial registration costs incurred (prior to June 30, 1998) in connection with establishing Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Fund.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA), Inc. ("JPMFAM") and
J.P. Morgan Investment Management, Inc. ("JPMIM") (collectively, the "Advisers") act as the investment advisers to the Funds. JPMFAM, a direct wholly-owned subsidiary of J.P. Morgan Chase & Co., is the Adviser for FF and HQTF. JPMIM, an affiliate of JPMorgan Chase Bank ("JPMCB") and a wholly-owned subsidiary of J.P. Morgan Chase & Co., is the adviser for MNF, GFF and GHF. The Advisers supervise the investments of each respective Fund and for such services are paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

                    INVESTMENT
FUND                ADVISORY FEE (%)
----                ----------------
MNF                     1.50
FF                      0.40
GFF                     1.25
GHF                     1.25
HQTF                    0.75

The Advisers waived fees as outstanding in Note 3.F. below.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to reimburse its advisory fee from the Funds in an amount sufficient to offset any duplicate investment advisory, administrative fee and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Funds Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, dividend expenses relating to short sales, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                                 INSTITUTIONAL    SELECT
FUND      CLASS A       CLASS B      CLASS C     CLASS            CLASS
----      -------       -------      -------     -------------    -------
MNF          1.50          2.00          n/a        1.25              n/a
FF           1.25          1.85         1.85         n/a             1.00
GFF          1.75          2.25         2.25         n/a             1.50
GHF          1.75          2.25         2.25         n/a             1.50
HQTF         1.85          2.35         2.35         n/a              n/a

The expense limitation percentages in the table above are due to expire as follows:

                                                 INSTITUTIONAL    SELECT
FUND      CLASS A       CLASS B      CLASS C     CLASS            CLASS
----      -------       -------      -------     -------------    -------
MNF       2/28/03       2/28/03          n/a       2/28/05^           n/a
FF        2/28/03       2/28/03      2/28/03           n/a        2/28/03
GFF       2/28/05^      2/28/05^     2/28/05^          n/a        2/28/05
GHF       2/28/05^      2/28/05^     2/28/05^          n/a        2/28/05
HQTF      2/28/03       2/28/03      2/28/03           n/a            n/a

^ The expense limitations of these classes have been increased by one percent for the period March 1, 2005 through February 28, 2012.

The Administrator waived fees and reimbursed expenses as outlined in Note 3.F. below.

C. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B and C Shares of the Funds in accordance with Rule 12b 1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

FUND           CLASS A       CLASS B      CLASS C
MNF             0.25          0.75          n/a
FF              0.25          0.75         0.75
GFF             0.25          0.75         0.75
GHF             0.25          0.75         0.75
HQTF            0.25          0.75         0.75

In addition, JPMFD receives any contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares. The Distributor waived fees as outlined in Note 3.F. below.

D. SHAREHOLDER SERVICING FEES -- The Trusts have entered into Shareholder Servicing Agreements with JPMCB under which JPMCB provides account administration and personal account maintenance service to the Funds' shareholders. JPMCB may obtain the services of one or more Shareholder Servicing Agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                 INSTITUTIONAL    SELECT
FUND      CLASS A       CLASS B      CLASS C     CLASS            CLASS
----      -------       -------      -------     -------------    -------
MNF       0.25           0.25          n/a          0.10             n/a
FF        0.25           0.25         0.25           n/a            0.25
GFF       0.25           0.25         0.25           n/a            0.25
GHF       0.25           0.25         0.25           n/a            0.25
HQTF      0.25           0.25         0.25           n/a             n/a

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMST are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of MNF, GFF and GHF available to customers of investment advisers and other financial intermediaries who are Schwab's clients. MNF, GFF and GHF are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between JPMST and JPMCB is terminated, MNF, GFF and GHF would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

The Shareholder Servicing Agents waived fees as outlined in Note 3.F. below.

E. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provided portfolio accounting and custody services for FF for the six months ended April 30, 2002 and from November 19, 2001 through April 30, 2002 for MNF, GFF and GHF. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended April 30, 2002, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands):

                               CONTRACTUAL WAIVERS
---------------------------------------------------------------------------------
         INVESTMENT                    SHAREHOLDER                  CONTRACTUAL
FUND      ADVISORY    ADMINISTRATION    SERVICING   DISTRIBUTION   REIMBURSEMENTS
---------------------------------------------------------------------------------
MNF         $129           $11            $11          $--             $--
FF            42            16             18           22              34
GFF          128            42              6           --              24
GHF           93             8              9           --              19
HQTF          25             5              8            8              68

G. OTHER -- Certain officers of the Trust(s) are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

4. CLASS SPECIFIC EXPENSES
The Funds' class specific expenses for the six months ended April 30, 2002 are as follows (amounts in thousands):

------------------------------------------------------------------------
                       SHAREHOLDER
FUND                    SERVICING      DISTRIBUTION     TRANSFER AGENT
------------------------------------------------------------------------
MNF
Class A Shares            $--^            $ --^             $--^
Class B Shares             --^              --^              --^
Institutional Shares       11              n/a                8
------------------------------------------------------------------------
                          $11             $ --^             $ 8
------------------------------------------------------------------------
FF
Class A Shares            $ 9             $  9              $20
Class B Shares             14               42               33
Class C Shares              3               10                8
Select Shares              --^             n/a               20
------------------------------------------------------------------------
                          $26             $ 61              $81
------------------------------------------------------------------------
GFF
Class A Shares            $--^            $ --^             $10
Class B Shares             --^              --^              12
Class C Shares             --^              --^               2
Select Shares              80              n/a               34
------------------------------------------------------------------------
                          $80             $ --^             $58
------------------------------------------------------------------------
GHF
Class A Shares            $--^            $ --^             $15
Class B Shares             --^              --^               2
Class C Shares             --^              --^               2
Select Shares              36              n/a               16
------------------------------------------------------------------------
                          $36             $ --^             $35
------------------------------------------------------------------------
HQTF
Class A Shares            $ 5             $  6              $36
Class B Shares              2                7               16
Class C Shares              1                2                5
------------------------------------------------------------------------
                          $ 8             $ 15              $57
========================================================================

^ Amount rounds to less than one thousand.

5.  CLASS SPECIFIC DISTRIBUTIONS
The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended April 30, 2002 are as follows (amounts in thousands):

----------------------------------------------------------------------------
                                               NET
FUND                                    INVESTMENT INCOME     REALIZED GAIN
----------------------------------------------------------------------------
MNF
Class A Shares                               $ --^               $ --
Class B Shares                                 --^                 --
Institutional Shares                          243                 376
----------------------------------------------------------------------------
                                             $243                $376
----------------------------------------------------------------------------
GFF
Class A Shares                               $ --^               $ --
Class B Shares                                 --^                 --
Class C shares                                 --^                 --
Select Shares                                 360                  --
----------------------------------------------------------------------------
                                             $360                $ --
----------------------------------------------------------------------------
GHF
Class A Shares                               $ --^               $ --
Class B Shares                                 --^                 --
Class C Shares                                 --^                 --
Select Shares                                 208                  --
----------------------------------------------------------------------------
                                             $208                $ --
----------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

6. INVESTMENT TRANSACTIONS
For the six months ended April 30, 2002, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

-----------------------------------------------------------------------------
                             PURCHASES                        SALES
                          (EXCLUDING U.S.                (EXCLUDING U.S.
                            GOVERNMENT)                    GOVERNMENT)
-----------------------------------------------------------------------------
   MNF                        $28,020                       $46,159
   FF                          16,464                        20,244
   GFF                         46,099                        67,134
   GHF                          7,827                        12,331
   HQTF                         4,173                         4,311
-----------------------------------------------------------------------------

7. FEDERAL INCOME TAX MATTERS
For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 2002 are as follows (amounts in thousands):

-----------------------------------------------------------------------------
                            GROSS           GROSS       NET UNREALIZED
           AGGREGATE     UNREALIZED      UNREALIZED      APPRECIATION/
             COST       APPRECIATION    DEPRECIATION    (DEPRECIATION)
-----------------------------------------------------------------------------
MNF        $20,510         $2,535         $(1,421)         $ 1,114
FF          18,725            946          (1,996)          (1,050)
GFF         52,353          5,235          (5,269)             (34)
GHF         27,017          1,971          (3,136)          (1,165)
HQTF         7,165            239          (2,621)          (2,382)
-----------------------------------------------------------------------------

8. BANK BORROWINGS
Pursuant to a Line of Credit Agreement dated April 12, 2002, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $400 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 11, 2003.

Prior to April 12, 2002, FF and HQTF could borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets would be repaid before the Fund could make additional investments. The Funds had entered into an agreement, which enabled them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $350 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds would also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This Agreement expired on April 12, 2002.

Also, prior to April 12, 2002, MNF, GFF and GHF could borrow money for temporary or emergency purposes, such as funding shareholder redemptions. The Funds, along with certain other funds managed by JPMIM, entered into a $150 million bank line of credit agreement with JPMCB, as administrative agent and Commerzbank AG as co-administrative agent. Borrowings under the agreement would bear interest at approximate market rates. A commitment fee was charged at an annual rate of 0.085% on the unused portion of the committed amount. This Agreement was terminated on April 12, 2002.

The Funds had no borrowings outstanding at April 30, 2002, nor at anytime during the year then ended.

9. CONCENTRATION OF CREDIT RISK
As of April 30, 2002, FF and HQTF invested approximately 20.7% and 100.0% of their respective portfolios in securities issued by technology sector companies, such as computer hardware and software companies, internet connectivity providers and telecommunications equipment manufacturers. Valuations of companies in the technology sector are typically subject to greater volatility than other sectors.

As of April 30, 2002, GHF invested approximately 82.0% of its respective portfolio in securities issued by pharmaceutical companies.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

10. CAPITAL SHARE TRANSACTIONS Capital share transactions were as follows for the periods presented (amounts in thousands):

MARKET NEUTRAL FUND
----------------------------------------------------------------------------------------------------------------
                                                     CLASS A SHARES      CLASS B SHARES     INSTITUTIONAL SHARES
                                                    -----------------   -----------------   --------------------
                                                     AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT     SHARES
----------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED APRIL 30, 2002*
----------------------------------------------------------------------------------------------------------------
Shares sold                                         $    77         5   $    25         2   $ 5,187        352
Shares issued in reinvestment of distributions           --        --        --        --     1,082         73
Shares redeemed                                          --        --        --        --    (2,655)      (181)
----------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding             $    77         5   $    25         2   $ 3,614        244
================================================================================================================
                                                                  6/1/01 THROUGH 10/31/01**
----------------------------------------------------------------------------------------------------------------
Shares sold                                         $    --        --   $    --        --   $ 1,201         78
Shares issued in reinvestment of distributions           --        --        --        --        80          5
Shares redeemed                                          --        --        --        --      (932)       (61)
----------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding             $  --          --   $    --        --   $   349         22
================================================================================================================
                                                                   YEAR ENDED MAY 31, 2001
----------------------------------------------------------------------------------------------------------------
Shares sold                                         $  --          --   $    --        --     $10,451        731
Shares issued in reinvestment of distributions         --          --        --        --         867         60
Shares redeemed                                        --          --        --        --      (5,641)      (384)
----------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding             $  --          --   $    --        --     $ 5,677        407
================================================================================================================

 * For Class A and B Shares, from commencement of operations on February 28,
   2002.
** MNF changed its fiscal year end from May 31 to October 31.

FOCUS FUND
-----------------------------------------------------------------------------------------------------------------------
                                            CLASS A SHARES    CLASS B SHARES      CLASS C SHARES      SELECT SHARES +
                                           ----------------   ---------------   -----------------   -------------------
                                            AMOUNT   SHARES   AMOUNT   SHARES     AMOUNT   SHARES     AMOUNT   SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED APRIL 30, 2002
-----------------------------------------------------------------------------------------------------------------------
Shares sold                                $   672      103   $   207        32    $    63        10       $35       5
Shares redeemed                             (1,922)    (299)   (2,220)     (353)      (844)     (135)       (1)     --
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
  outstanding                              $(1,250)    (196)  $(2,013)     (321)   $  (781)     (125)      $34       5
=======================================================================================================================
                                                                YEAR ENDED OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------
Shares sold                                $ 1,278      161   $ 1,154       146    $   271        35       $--      --
Shares redeemed                             (8,172)  (1,062)   (7,900)   (1,078)    (1,989)     (282)       --      --
-----------------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding    $(6,894)    (901)  $(6,746)     (932)   $(1,718)     (247)      $--      --
=======================================================================================================================

+ Institutional Shares were renamed Select Shares on 9/10/01.

^ Amount rounds to less than one thousand.

GLOBAL 50 FUND
----------------------------------------------------------------------------------------------------------------------------
                                            CLASS A SHARES    CLASS B SHARES      CLASS C SHARES         SELECT SHARES
                                           ----------------   ---------------   -----------------   ------------------------
                                            AMOUNT   SHARES   AMOUNT   SHARES     AMOUNT   SHARES     AMOUNT      SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED APRIL 30, 2002
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                $ 3,117       258      $--      --        $--     --       $ 115,819      9,341
Shares issued in reinvestment of
  distributions                                 --        --       --      --         --     --             279         22
Shares redeemed                             (3,138)     (257)      --      --         --     --        (131,904)   (10,545)
----------------------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding    $   (21)        1      $--      --        $--     --       $ (15,806)    (1,182)
============================================================================================================================
                                                               YEAR ENDED OCTOBER 31, 2001*
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                $    30         2      $38       3        $10      1       $ 176,938     12,512
Shares issued in reinvestment of
  distributions                                 --        --       --      --         --     --           7,945        494
Shares redeemed                                 (8)       (1)      --      --         --     --        (229,078)   (16,020)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
  outstanding                              $    22         1      $38       3        $10      1       $ (44,195)    (3,014)
============================================================================================================================

* For Class A, B and C Shares, from commencement of operations on April 16,
  2001.

GLOBAL HEALTHCARE FUND
----------------------------------------------------------------------------------------------------------------------------
                                            CLASS A SHARES    CLASS B SHARES      CLASS C SHARES         SELECT SHARES
                                           ----------------   ---------------   -----------------   ------------------------
                                            AMOUNT   SHARES   AMOUNT   SHARES     AMOUNT   SHARES     AMOUNT      SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED APRIL 30, 2002
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                $ 1,513      111     $ 49       3        $ 3      --^      $ 2,549       186
Shares issued in reinvestment of
  distributions                                 --       --       --      --         --      --           124         9
Shares redeemed                            $(1,497)    (110)      --      --         --      --        (6,092)     (446)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
  shares outstanding                       $    16        1     $ 49       3        $ 3      --^     $ (3,419)     (251)
=============================================================================================================================
                                                               YEAR ENDED OCTOBER 31, 2001*
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                $   102        7     $ 12       1        $10       1      $  8,556       581
Shares issued in reinvestment of
  distributions                                 --       --       --      --         --      --            15         1
Shares redeemed                                (39)      (3)      --      --         --      --        (9,939)     (723)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
  shares outstanding                       $    63        4     $ 12       1        $10       1      $ (1,368)     (141)
=============================================================================================================================

* For Class A, B and C Shares, from commencement of operations on April 16,
  2001.
^ Amount rounds to less than one thousand.

H&Q TECHNOLOGY FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                 CLASS A SHARES       CLASS B SHARES       CLASS C SHARES
                                                              --------   --------   -------   --------   -------   ---------
                                                               AMOUNT     SHARES     AMOUNT    SHARES     AMOUNT    SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED APRIL 30, 2002
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   $   937       439     $  374       182     $   32        17
Shares redeemed                                                (1,174)     (587)      (203)     (103)       (55)      (28)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $(237)     (148)    $  171        79     $  (23)      (11)
==============================================================================================================================
                                                                            YEAR ENDED OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   $12,940     2,536     $2,678       583     $1,244       255
Shares redeemed                                                (4,093)   (1,143)      (727)     (193)      (443)     (135)
-----------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                       $ 8,847     1,393     $1,951       390     $  801       120
==============================================================================================================================

JPMORGAN FUNDS

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                      MARKET NEUTRAL FUND
                                              ----------------------------------------------------------------------------
                                               CLASS A    CLASS B                   INSTITUTIONAL CLASS
                                              ---------   ---------   ----------------------------------------   ---------
                                              2/28/02**   2/28/02**   11/1/01    6/1/01^^       YEAR ENDED        12/31/98*
                                              THROUGH     THROUGH     THROUGH    THROUGH     -----------------    THROUGH
                                               4/30/02    4/30/02     4/30/02   10/31/01     5/31/01   5/31/00    5/31/99
                                              ---------   ---------   -------   ----------   -------   -------    --------
Per share operating performance:

Net asset value, beginning of period           $ 14.64    $ 14.64     $ 15.01    $ 15.16    $ 14.02    $ 15.16    $ 15.00
                                               -------    -------     -------    -------    -------    -------    -------
Income from investment operations:

 Net investment income (loss)                    (0.01)     (0.01)       0.03       0.14^      0.54       0.60       0.13
 Net gains or losses on securities (both
   realized and unrealized)                      (0.33)     (0.35)      (0.33)      0.12       1.19      (0.75)      0.07
                                               -------    -------     -------    -------    -------    -------    -------
   Total from investment operations              (0.34)     (0.36)      (0.30)      0.26       1.73      (0.15)      0.20
                                               -------    -------     -------    -------    -------    -------    -------
Less distributions:
 Dividends from net investment income             0.01         --+       0.17       0.20       0.59       0.48       0.04
 Distributions from capital gains                   --         --        0.26       0.21         --       0.51         --
                                               -------    -------     -------    -------    -------    -------    -------
   Total distributions                            0.01         --        0.43       0.41       0.59       0.99       0.04
                                               -------    -------     -------    -------    -------    -------    -------
Net asset value, end of period                 $ 14.29    $ 14.28     $ 14.28    $ 15.01    $ 15.16    $ 14.02    $ 15.16
                                               =======    =======     =======    =======    =======    =======    =======
Total Return (1)                                 (2.33%)~   (2.43%)~    (2.11%)~    1.72%~    12.65%     (0.99%)     1.34%~
Ratios/supplemental data:
 Net assets, end of period (millions)              $--@       $--@        $22        $20        $20        $13        $10
Ratios to average net assets:#
 Net expenses (including dividend expense)        1.98%      2.48%       1.41%      2.71%      2.79%      2.11%      3.52%
 Net expenses (excluding dividend expense)        1.50%      2.00%       1.25%      1.25%      1.25%      1.50%      2.00%
 Net investment income                           (0.45%)    (1.07%)      0.39%      2.09%      4.47%      4.46%      2.14%
 Expenses without waivers, reimbursements
   and earnings credits                           3.20%      3.62%       2.62%      3.80%      3.90%      3.69%      5.66%
 Net investment income without waivers,
   reimbursements and earnings credits           (2.15%)    (2.69%)     (0.98%)     1.00%      3.36%      2.88%      0.00%

Portfolio turnover rate                             82%        82%         82%        50%       141%       114%        54%

----------
  *  Commencement of operations.
 **  Commencement of offering of share class.
 ^^  Changed fiscal year end from May 31 to October 31.
  ^  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ~  Not annualized.
  #  Short periods have been annualized.
  @  Amounts round to less than one million.
  +  Amount is less than $0.005.

See notes to financial statements.

                                                                              FOCUS FUND
                                  -------------------------------------------------------------------------------------------------
                                                       CLASS A                                    CLASS B
                                  -----------------------------------------------  ------------------------------------------------
                                  11/1/01           YEAR ENDED           6/30/98*  11/1/01           YEAR ENDED           6/30/98*
                                  THROUGH  ----------------------------  THROUGH   THROUGH  ----------------------------  THROUGH
                                  4/30/02  10/31/01  10/31/00  10/31/99  10/31/98  4/30/02  10/31/01  10/31/00  10/31/99  10/31/98
                                  -------  --------  --------  --------  --------  -------  --------  --------  --------  ---------
Per share operating performance:
Net asset value, beginning
  of period                       $6.00     $9.92    $9.83      $9.40    $10.00     $5.89     $9.79    $9.77     $9.38     $10.00
                                  -------  --------  --------  --------  --------  ------   --------  --------  --------  ---------
Income from investment
  operations:
 Net investment income (loss)     (0.01)^   (0.05)^  (0.08)      0.01^     0.01     (0.03)^   (0.10)^  (0.12)    (0.05)^       --
 Net gains or losses on
   securities (both realized
   and unrealized)                 0.06     (3.87)    0.17       0.43     (0.61)     0.06     (3.80)    0.14      0.44      (0.62)
                                  -------  --------  --------  --------  --------  ------   --------  --------  --------  ---------
   Total from investment
     operations                    0.05     (3.92)    0.09       0.44     (0.60)     0.03     (3.90)    0.02      0.39      (0.62)
                                  -------  --------  --------  --------  --------  ------   --------  --------  --------  ---------
Less distributions:
 Dividends from net investment
    income                           --        --       --       0.01        --        --        --       --        --         --
                                  -------  --------  --------  --------  --------  ------   --------  --------  --------  ---------
Net asset value, end of period    $6.05     $6.00    $9.92      $9.83     $9.40     $5.92     $5.89    $9.79     $9.77      $9.38
                                  =======  ========  ========  ========  ========  ======   ========  ========  ========  =========
Total Return (1)                   0.83%~  (39.52%)   0.92%      4.67%    (6.00%)~   0.51%~  (39.84%)   0.20%     4.16%     (6.20%)~
Ratios/supplemental data:
 Net assets, end of period
   (millions)                        $6        $7      $20        $17       $18       $10       $11      $28       $22        $18
Ratios to average net assets:#
 Net expenses                      1.25%     1.25%    1.25%      1.25%     1.25%     1.85%     1.85%    1.85%     1.84%      1.85%
 Net investment income            (0.45%)   (0.73%)  (0.69%)     0.07%     0.48%    (1.05%)   (1.33%)  (1.29%)   (0.51%)    (0.15%)
 Expenses without waivers,
   reimbursements and
   earnings credits                2.34%     1.84%    1.70%      1.81%     2.05%     2.84%     2.32%    2.20%     2.30%      2.54%
 Net investment income without
   waivers, reimbursements and
   earnings credits               (1.54%)   (1.32%)  (1.14%)    (0.49%)   (0.32%)   (2.04%)   (1.80%)  (1.64%)   (0.97%)    (0.84%)
Portfolio turnover rate              80%      147%     124%       173%       33%~      80%      147%     124%      173%        33%~

----------
  *  Commencement of operations.
  ^  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ~  Not annualized.
  #  Short periods have been annualized.

See notes to financial statements.

                                                                       FOCUS FUND
                             ------------------------------------------------------------------------------------------------------
                                                  CLASS C                                        SELECT CLASS
                             ----------------------------------------------- ------------------------------------------------------
                             11/1/01           YEAR ENDED          6/30/98* 11/1/01             YEAR ENDED                 6/30/98*
                             THROUGH  ---------------------------- THROUGH  THROUGH   ----------------------------------   THROUGH
                             4/30/02  10/31/01  10/31/00  10/31/99 10/31/98 4/30/02   10/31/01    10/31/00     10/31/99    10/31/98
                             -------  --------  -------- --------- -------- --------- ---------- -----------  ----------- ---------
Per share operating
  performance:
Net asset value, beginning
  of period                   $5.89    $9.79     $9.76      $9.38  $10.00     $6.06       $9.98     $9.86          $9.40   $10.00
                             -------  --------  -------- --------- -------- --------- ---------- -----------  ----------- ---------
Income from investment
  operations:

 Net investment income
   (loss)                     (0.03)^  (0.10)^   (0.14)     (0.05)^    --        --+^     (0.04)^     (0.03)        0.03^    0.02
 Net gains or losses on
   securities (both
   realized and
   unrealized)                 0.05    (3.80)     0.17       0.43   (0.62)     0.04       (3.88)       0.15         0.45    (0.62)
                             -------  --------  -------- --------- -------- --------- ---------- -----------  ----------- ---------
   Total from investment
     operations                0.02    (3.90)     0.03       0.38   (0.62)     0.04       (3.92)       0.12         0.48    (0.60)
                             -------  --------  -------- --------- -------- --------- ---------- -----------  ----------- ---------
Less distributions:
 Dividends from net
   investment income            --       --        --         --      --        --          --          --         0.02      --
                             -------  --------  -------- --------- -------- --------- ---------- -----------  ----------- ---------
Net asset value, end of
  period                      $5.91    $5.89     $9.79      $9.76   $9.38     $6.10       $6.06       $9.98        $9.86    $9.40
                             =======  ========  ======== ========= ======== ========= ========== ===========  =========== =========
Total Return (1)               0.34%~ (39.84%)    0.31%      4.05%  (6.20%)~   0.66%~    (39.28%)      1.22%        5.05%   (6.00%)~
Ratios/supplemental data:
 Net assets, end of period
   (millions)                    $2       $3        $7         $7      $4       $--@        $--@        $--@         $--@     $--@
Ratios to average net
   assets:#
 Net expenses                  1.85%    1.85%     1.85%      1.84%   1.85%     1.00%       1.00%       1.00%        1.00%    1.00%
 Net investment income        (1.05%)  (1.33%)   (1.29%)    (0.55%) (0.14%)   (0.10%)     (0.51%)     (0.44%)       0.33%    0.78%
 Expenses without waivers,
   reimbursements and
     earnings credits          2.84%    2.42%     2.20%      2.29%   2.55%   270.79%!   2420.01%!   1500.37%!    1007.71%!   1.80%

 Net investment income
   without waivers,
   reimbursements and
   earnings credits           (2.04%)  (1.90%)   (1.64%)    (1.00%) (0.84%) (269.89%)! (2419.52%)! (1499.81%)!  (1006.38%)! (0.02%)

Portfolio turnover rate          80%     147%      124%       173%     33%~      80%        147%        124%         173%      33%~

----------
  *  Commencement of operations.
  ^  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load. ~ Not annualized.
  #  Short periods have been annualized.
  @  Amounts round to less than one million.
 ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes. + Amount is less than $0.005.

See notes to financial statements.

                                                                       GLOBAL 50 FUND
                    --------------------------------------------------------------------------------------------------------------
                             CLASS A            CLASS B             CLASS C                         SELECT CLASS
                    --------------------- ------------------- -------------------- -----------------------------------------------
                      11/1/01   4/16/01**  11/1/01  4/16/01**  11/1/01   4/16/01** 11/1/01           YEAR ENDED         5/29/98*
                      THROUGH   THROUGH    THROUGH  THROUGH    THROUGH   THROUGH   THROUGH  --------------------------  THROUGH
                      4/30/02   10/31/01   4/30/02  10/31/01   4/30/02   10/31/01  4/30/02  10/31/01 10/31/00 10/31/99  10/31/98
                    ----------- --------- --------- --------- --------- ---------- ------- --------- -------- -------- ----------
Per share
  operating
  performance:
Net asset value,
  beginning of
  period                $12.01    $14.09    $11.96    $14.09    $11.96     $14.09   $12.02    $18.37  $18.06  $13.36    $15.00
                    ----------- --------- --------- --------- --------- ---------- ------- --------- -------- -------- ----------
Income from
  investment
  operations:
 Net investment
   income (loss)         (0.03)^   (0.01)^   (0.05)^   (0.05)^   (0.05)^    (0.04)^  (0.01)^   0.04^    0.16    0.06      0.22
 Net gains or losses
   on securities
   (both realized
   and unrealized)        0.16     (2.07)     0.15     (2.08)     0.16      (2.09)    0.16    (5.00)    0.73    4.64     (1.86)
                    ----------- --------- --------- --------- --------- ---------- -------  -------- -------- -------- ----------
   Total from
     investment
     operations           0.13     (2.08)     0.10     (2.13)     0.11      (2.13)    0.15    (4.96)    0.89    4.70     (1.64)
                    ----------- --------- --------- --------- --------- ---------- -------  -------- -------- -------- ----------
Less distributions:
 Dividends from net
   investment income      0.05        --      0.04        --      0.01         --     0.07     0.30     0.22      --        --
 Distributions from
   capital gains            --        --        --        --        --         --      --      1.09     0.36      --        --
                    ----------- --------- --------- --------- --------- ---------- -------  -------- -------- -------- ----------
   Total
     distributions        0.05        --      0.04        --      0.01         --     0.07     1.39     0.58      --        --
                    ----------- --------- --------- --------- --------- ---------- -------  -------- -------- -------- ----------
Net asset value,
  end of period         $12.09    $12.01    $12.02    $11.96    $12.06     $11.96   $12.10   $12.02   $18.37  $18.06    $13.36
                    =========== ========= ========= ========= ========= ========== =======  ======== ======== ======== ==========
Total Return (1)          1.06%~  (14.76%)~   0.85%~  (15.12%)~   0.88%~   (15.12%)~  1.21%~ (28.91%)   4.64%  35.18%   (10.93%)~
Ratios/supplemental
   data:
 Net assets, end of
   period (millions)       $--@      $--@      $--@      $--@      $--@       $--@     $53      $67     $158    $101       $76
Ratios to average
  net assets:#
 Net expenses             1.75%     1.73%     2.25%     2.24%     2.25%      2.25%    1.50%    1.50%    1.50%   1.50%     1.50%
 Net investment
   income                (0.42%)   (0.19%)   (0.80%)   (0.74%)   (0.81%)    (0.59%)  (0.09%)   0.25%    0.57%   0.28%     0.43%
 Expenses without
   waivers,
   reimbursements
   and earnings
   credits               35.30%!   74.08%!   69.95%!   70.37%!   48.42%!   123.23%!   2.05%    1.89%    1.80%   1.97%     2.07%
 Net investment
   income without
   waivers,
   reimbursements
   and earnings
   credits              (33.97%)! (72.54%)! (68.50%)! (68.87%)! (46.98%)! (127.57%)! (0.64%)  (0.14%)   0.27%  (0.19%)   (0.14%)
Portfolio turnover
  rate                      76%      126%       76%      126%       76%       126%      76%     126%     101%     84%       54%~

----------
  * Commencement of operations.
 ** Commencement of offering of share class.
  ^ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ~ Not annualized.
  # Short periods have been annualized.
  @ Amounts round to less than one million.

  ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

See notes to financial statements.


                                                                     GLOBAL HEALTHCARE FUND
                            --------------------------------------------------------------------------------------------------
                                   CLASS A               CLASS B                CLASS C                  SELECT CLASS
                           ----------------------- ---------------------  ---------------------  -----------------------------
                             11/1/01     4/16/01**  11/1/01    4/16/01**  11/1/01    4/16/01**   11/1/01    YEAR    9/29/00*
                             THROUGH     THROUGH    THROUGH    THROUGH    THROUGH    THROUGH     THROUGH    ENDED   THROUGH
                             4/30/02     10/31/01   4/30/02    10/31/01   4/30/02    10/31/01    4/30/02  10/31/01  10/31/00
                           -----------  ---------  ---------  ----------  ---------  ----------  -------- -------- ----------
Per share operating
  performance:
Net asset value,
  beginning of period        $13.79     $13.64     $13.75      $13.64     $13.75      $13.64     $13.81   $15.11   $15.00
                           -----------  ---------  ---------  ----------  ---------  ----------  -------- -------- ----------
Income from investment
  operations:
 Net investment
   income (loss)              (0.07)^    (0.05)^    (0.06)^     (0.09)^    (0.07)^     (0.09)^    (0.02)^  (0.03^)   0.03
 Net gains or losses
   on securities
   (both realized and
   unrealized)                 0.52       0.20      (0.65)       0.20      (0.64)       0.20      (0.64)   (1.26)    0.08
                           -----------  ---------  ---------  ----------  ---------  ----------  -------- -------- ----------
   Total from
     investment
     operations                0.45       0.15      (0.71)       0.11      (0.71)       0.11      (0.66)   (1.29)    0.11
                           -----------  ---------  ---------  ----------  ---------  ----------  -------- -------- ----------
Less distributions:
 Dividends from net
   investment income           0.06         --       0.05          --       0.02          --       0.09     0.01      --
                           -----------  ---------  ---------  ----------  ---------  ----------  -------- -------- ----------
Net asset value,
  end of period              $14.18     $13.79     $12.99      $13.75     $13.02      $13.75     $13.06   $13.81   $15.11
                           ===========  =========  =========  ==========  =========  ==========  ======== ======== ==========
Total Return (1)               3.28%~     1.10%~    (5.15%)~     0.81%~    (5.16%)~     0.81%~    (4.79%)~ (8.55%)   0.73%~
Ratios/supplemental
   data:
 Net assets, end
   of period
   (millions)                   $--@       $--@       $--@        $--@       $--@        $--@       $26      $31      $36
Ratios to average
  net assets:#
 Net expenses                  1.75%      1.74%      2.25%       2.25%      2.25%       2.24%      1.50%    1.50%    1.50%
 Net investment income        (0.94%)    (0.72%)    (0.94%)     (1.14%)    (1.03%)     (1.15%)    (0.27%)  (0.20%)   1.02%
 Expenses without
   waivers,
   reimbursements
   and earnings credits       33.04%!    34.18%!    20.49%!    131.92%!    41.95%!    175.33%!     2.27%    2.24%    4.52%
 Net investment income
   without waivers,
   reimbursements and
   earnings credits          (32.23%)!  (33.16%)!  (19.18%)!  (130.81%)!  (40.73%)!  (174.24%)!   (1.04%)  (0.94%)  (2.00%)
Portfolio turnover
  rate                           27%        57%        27%         57%        27%         57%        27%      57%       3%~

----------
  *  Commencement of operations.
 **  Commencement of offering of share class.
  ^  Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ~   Not annualized.
  #  Short periods have been annualized.
  @  Amounts round to less than one million.
  ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

See notes to financial statements.

                                                                  H&Q TECHNOLOGY FUND
                     ------------------------------------------------------------------------------------------------------
                                  CLASS A                            CLASS B                           CLASS C
                     --------------------------------   --------------------------------   --------------------------------
                      11/1/01     YEAR      9/20/00*    11/1/01      YEAR      9/20/00*    11/1/01     YEAR      9/20/00*
                      THROUGH     ENDED     THROUGH     THROUGH      ENDED     THROUGH     THROUGH     ENDED     THROUGH
                      4/30/02    10/31/01   10/31/00    4/30/02     10/31/01   10/31/00    4/30/02    10/31/01   10/31/00
                     ---------   --------   ---------   ---------   --------   ---------   ---------  ---------  ----------
Per share
  operating
  performance:
Net asset value,
  beginning of
  period               $1.80       $8.17     $10.00       $1.79       $8.16     $10.00       $1.79       $8.17     $10.00
                     ---------   --------   ---------   ---------   --------   ---------   ---------  ---------  ----------
Income from
  investment
  operations:
 Net investment
   income (loss)       (0.02)^    (0.06)^        --       (0.02)^     (0.08)^    (0.01)  (    0.02)^     (0.08)^    (0.01)
 Net gains or
   losses on
   securities
   (both realized
   and unrealized)     (0.28)      (6.31)     (1.83)      (0.28)      (6.29)     (1.83)      (0.28)      (6.30)    (1.82)
                     ---------   --------   ---------   ---------   --------   ---------   ---------  ---------  ----------
   Total from
     investment
     operations        (0.30)      (6.37)     (1.83)      (0.30)      (6.37)     (1.84)      (0.30)      (6.38)     (1.83)
                     ---------   --------   ---------   ---------   --------   ---------   ---------  ---------  ----------
Less
  distributions:
 Dividends from
   net investment
   income                 --          --         --          --          --         --          --          --         --
                     ---------   --------   ---------   ---------   --------   ---------   ---------  ---------  ----------
Net asset value,
  end of period        $1.50       $1.80      $8.17       $1.49       $1.79      $8.16       $1.49       $1.79      $8.17
                     =========   ========   =========   =========   ========   =========   =========  =========  ==========
Total Return (1)      (16.67%)~   (77.97%)   (18.30%)~   (16.76%)~   (78.06%)   (18.40%)~   (16.76%)~   (78.09%)   (18.30%)~
Ratios/supplemental
  data:
 Net assets, end
   of period
   (millions)             $3          $4         $6          $1          $2         $5          $1         $--@        $1
Ratios to average
   net assets:#
 Net expenses           1.85%       1.85%      1.83%       2.35%       2.36%      2.33%      2.35%       2.36%      2.34%
 Net investment
   income              (1.84%)     (1.70%)    (0.71%)     (2.34%)     (2.19%)    (1.21%)     (2.34%)     (2.20%)    (1.22%)
 Expenses without
   waivers,
   reimbursements
   and earnings
   credits              5.27%       3.68%      3.22%       5.76%       4.17%      3.72%       5.77%       4.16%      3.73%
 Net investment
   income without
   waivers,
   reimbursements
   and earnings
   credits             (5.26%)     (3.53%)    (2.10%)     (5.75%)     (4.00%)    (2.60%)     (5.76%)     (4.00%)    (2.61%)
Portfolio turnover
  rate                    65%         69%         0%         65%         69%         0%         65%         69%         0%

----------
 *  Commencement of operations.
  ^ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ~ Not annualized.
  # Short periods have been annualized.
  @ Amounts round to less than one million.

See notes to financial statements.

JPMORGAN FUNDS

U.S. EQUITY FUNDS

Balanced Fund
Capital Growth Fund
Core Equity Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
SmartIndex(TM) Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

SELECT FUNDS
Select Balanced Fund
Select Equity Income Fund
Select International Equity Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund

TAX AWARE FUNDS
Fleming Tax Aware International
   Opportunities Fund

Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Small Company
   Opportunities Fund
Tax Aware U.S. Equity Fund

SPECIALTY FUNDS
Focus Fund
Global 50 Fund
Global Healthcare Fund
H&Q Technology Fund
Market Neutral Fund

INTERNATIONAL EQUITY FUNDS
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Growth Fund
Fleming International Value Fund
Fleming International Opportunities Fund
Fleming Japan Fund
Fleming Pacific Region Fund

INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Intermediate Bond Fund
Short Term Bond Fund
Short-Term Bond Fund II
Strategic Income Fund
U.S. High Yield Bond Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free
   Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities
   Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

SEMI-ANNUAL REPORT (UNAUDITED)

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank (Chase). Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                         JPMorgan Funds Fulfillment Center
                                 393 Manley Street
                         West Bridgewater,  MA  02379-1039

       (C) J.P. Morgan Chase & Co., 2001 All Rights Reserved. June 2002

                                                                    SAN-SPEC-602